N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Apr. 16, 2024
Amendment Flag	false
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown
Administrative Expense, Footnotes [Text Block]	Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.Duration of the charge is limited.
Optional Benefit Expense, Footnotes [Text Block]	The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductionsRepresentative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.Duration of the charge is limited. The charge varies based on the age and sex of the insured.The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.16%

Standard Death Benefit [Text Block]
When Death Benefit Proceeds Are Paid
We have the right to delay payment of the Death Benefit attributable to the Indexed Account and Fixed Holding Account for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).

Temporary Fee Reductions, Current Expenses [Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
BenefitAccess Rider [Member]
Prospectus:
Operation of Benefit [Text Block]
BenefitAccess Rider
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract Fund value from the Variable Investment Options to the Fixed Rate Option and/or Indexed Account. You will not receive Benefit Payments if you do not transfer all Contract Fund value from the Variable Investment Options to the Fixed Rate Option and/or Indexed Account. Also, your net premium allocation instructions may only utilize the Fixed Rate Option and/or the Indexed Account while your claim is reviewed and while you are receiving Benefit Payments. Maturing Segments may not be allocated to any of the Variable Investment Options. New Indexed Account Segments will continue to be created on each Monthly Transfer date from any value in the Fixed Holding Account. You may continue to request transfers from the Fixed Rate Option to the
Indexed Account and any Designated Transfers instructions will stay in effect.
The proportionate reduction in Contract Fund value from each Benefit Payment will be made in the following order: 1) Fixed Rate Option, 2) Fixed Holding Account, and then 3) Indexed Account. Reductions in the Contract Fund deducted from the Indexed Account will be taken from the most recently created Segment first and continue in a last in - first out (“LIFO”) manner.
Overloan Protection Rider [Member]
Prospectus:
Operation of Benefit [Text Block]
Overloan Protection Rider
If you exercise this rider, any unloaned Contract Fund value remaining in the Variable Investment Options must be transferred to the Fixed Rate Option or the Indexed Account. Premium allocation instructions must be updated, if necessary, to only include the Fixed Rate Option and/or Indexed Account.

S&P 500 Indexed Account Rider [Member]
Prospectus:
Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
When Death Benefit Proceeds Are Paid
We have the right to delay payment of the Death Benefit attributable to the Indexed Account and Fixed Holding Account for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).

Standard Death Benefit [Text Block]
STANDARD DEATH BENEFITS
When Death Benefit Proceeds Are Paid
We have the right to delay payment of the Death Benefit attributable to the Indexed Account and Fixed Holding Account for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).

Operation of Benefit [Text Block]
INVESTING THROUGH THE S&P 500® INDEXED ACCOUNT
The S&P 500® Indexed Account (“Indexed Account”) is an optional investment option that offers the opportunity to earn an interest credit based in part on the performance of the external index, the S&P 500® Index, subject to minimums and maximums. The Indexed Account provides limited exposure to potential market growth opportunities with a certain level of protection in down market cycles.
The S&P 500® Index Values used in Indexed Account calculations are exclusive of dividends. Although the Indexed Account provides interest credits linked to the S&P 500® Index, money placed in the Indexed Account is not a direct investment in the S&P 500® Index (you cannot invest directly in the index). You are not purchasing or investing in any of the stocks that make up the Index and therefore have no rights of ownership such as the right to earn dividends, receive distributions or the right to vote.
Amounts in the Indexed Account become part of your Contract Fund. The Indexed Account is comprised of one or more Segments. When you allocate premiums or transfer funds to the Indexed Account, we place those funds temporarily into an account called the Fixed Holding Account. Then, once each month, we transfer the entire balance of the Fixed Holding Account into the Indexed Account. Each time we transfer the value of the Fixed Holding Account to the Indexed Account, we create an Indexed Account Segment. These Segments are the components of the Indexed Account that qualify for Index Interest Credits. Each Segment matures one year (point to point) from the date it was created. At Segment maturity we determine the change in Index Value and apply the Segment's predetermined Participation Rate, Index Growth Floor, and Index Growth Cap to calculate the Index Growth Rate. We then subtract the guaranteed minimum Index Growth Floor (which is credited daily) from the Index Growth Rate and multiply the result by the Average Daily Segment Value. The outcome of these calculations determines the Segment’s Index Interest Credit and final Segment maturity value.
Each of these functions and components of the Indexed Account are described further below. It is important that you understand how the Indexed Account functions as well as its limitations and impacts on other Contract features and functions.
All guarantees are based on our claims paying ability and financial strength. Current and historical S&P 500® Indexed Account rates and performance can be found at www.Prudential.com/eProspectus.
Premium Allocations To the Indexed Account
Net premiums are allocated to your investment options pursuant to your premium allocation instructions. You may allocate up to 100% of your net premiums to the Indexed Account. Net premium allocation instructions are also used for any other amounts placed into the Contract Fund, such as loan repayments, interest credits on outstanding loans, any Enhanced Disability Benefit payment, and any added persistency credit.
Fixed Holding Account
Net premiums and other amounts allocated to the Indexed Account, or funds requested to be transferred to the Indexed Account, will be temporarily placed in the Fixed Holding Account on the effective date of the payment or requested transfer, prior to being transferred to the Indexed Account on the Monthly Transfer date. Additionally, any portion of a maturing Segment allocated to the Indexed Account will also be placed in the Fixed Holding Account on the applicable Segment maturity date. Net premiums may not be directly allocated to the Fixed Holding Account, as it is only intended to temporarily hold the funds that are being allocated, or requested to be transferred, to the Indexed Account.
Amounts in the Fixed Holding Account are part of your Contract Fund. We guarantee that the part of the Contract Fund allocated to the Fixed Holding Account will accrue interest daily at an effective annual rate that we declare periodically, but not less than an effective annual rate of 1%. We are not obligated to credit interest at a rate higher than an effective annual rate of 1%, although we may do so.
Monthly Transfer
Each month the current value of the Fixed Holding Account (including any interest earned) is transferred into the Indexed Account. This Monthly Transfer occurs on the 15th day of each month. If the 15th of the month falls on a weekend or holiday, or any other time the New York Stock Exchange ("NYSE") is closed, the Monthly Transfer to the Indexed Account will process on the next business day, but we will use the last published Index Value preceding the Monthly Transfer date. For example, September 15, 2018, falls on a Saturday, therefore, the Monthly Transfer from the Fixed Holding Account to the Indexed Account would process on Monday, September 17, 2018, with a starting Index Value based on the closing Index Value from Friday, September 14, 2018.
We reserve the right to retain any funds in the Fixed Holding Account that were received into the Fixed Holding Account within two business days prior to a Monthly Transfer date until the following Monthly Transfer date. We will notify you in advance if we exercise this right.
Indexed Account Segments (“Segments”)
A new Indexed Account Segment may be created on each Monthly Transfer date. This is called the "Segment start date." Amounts transferred from the Fixed Holding Account are combined with any Designated Transfer amounts when creating the Segment. Segments may only be created on Monthly Transfer dates. At any given time, the value in the Indexed Account will be equal to the sum of the value in each Segment.
Once a Segment is created its Participation Rate, Index Growth Floor, and Index Growth Cap cannot be changed. No transfers may be requested out of a Segment prior to the Segment maturity date.
Designated Transfers
To facilitate large premium payments intended for the Indexed Account, you may establish reoccurring, monthly transfers, called Designated Transfers, to the Indexed Account. This will allow for multiple Segments to be created, over time, from one (or more) premium payment. When you create a Designated Transfer, we move the dollar amount specified from the Fixed Rate Option to the Indexed Account on the Monthly Transfer date. The amount of the Designated Transfer is combined with any amount transferred from the Fixed Holding Account to form a Segment. You may choose to limit the number of monthly Designated Transfers to a set number of occurrences. Designated Transfers must be specified in dollar amounts (not percentages). Designated Transfers may not originate from any of the Variable Investment Options. There is no minimum Designated Transfer dollar amount or number of occurrences.
If on any Monthly Transfer date, the value in the Fixed Rate Option is less than the specified amount, we will transfer the full value of Fixed Rate Option to the Indexed Account. Months where only a partial transfer or no transfer takes place because the Fixed Rate Option has insufficient value or no value will count against the number of months elapsed in your instructions. Your Designated Transfer instructions stay in effect until cancelled by you, are stopped by us due to certain situations described below under “Loans,” or the requested number of monthly occurrences have been processed. If the Fixed Rate Option value is zero and the Designated Transfer instructions have not been cancelled, stopped, or expired, Designated Transfers will automatically resume when the Fixed Rate Option value is replenished. You may change the amount of the Designated Transfer at any time and your new instructions will take effect on the next Monthly Transfer date.
Your request to change or cancel your Designated Transfer instructions must be received in Good Order at our Service Office to become effective. We reserve the right to postpone the effective date for one month of any request to add or change a Designated Transfer, if the request is received within two business days of a Monthly Transfer date. We will notify you in advance if we exercise this right.
Segment Maturity
Segments mature one year from the Segment start date on which they were created. If the 15th of the month falls on a weekend or holiday, or any other time the NYSE is closed, the Segment's maturity will be processed on the next business day, but we will use the last published Index Value preceding the Segment maturity date. Continuing with the example under Monthly Transfer above, when the Index Interest is credited in September of 2019, it would be based on the closing Index Values from Friday, September 14, 2018, and Friday, September 13, 2019, since September 15, 2019, falls on a Sunday.
At Segment maturity, the Segment may be credited with an Index Interest Credit. If your Contract lapses or terminates before the Segment maturity date, no Index Interest will be credited.
After the Contract is issued (with this rider), you may submit maturing Segment allocation instructions that will direct the proceeds of a maturing Segment to your chosen investment option(s), including the Fixed Rate Option, the Indexed Account, or Variable Investment Options. You may only select up to five investment options in your maturing Segment allocation instructions. The maximum amount that can be allocated to the Variable Investment Options is 25% of the maturing Segment’s value. Allocation instructions must be in whole percentages totaling 100%. Your maturing Segment allocation instructions must be received in Good Order at our Service Office to become effective. By default, and unless maturing Segment allocation instructions are provided by you, 100% of the maturing Segment value will be allocated to the Indexed Account. Value from maturing Segments allocated to the Indexed Account will be temporarily placed into the Fixed Holding Account on the Segment maturity date and included in the current Monthly Transfer process to establish a new Segment.
We reserve the right to delay the election of, or changes to, maturing Segment allocation instructions that are received within two business days prior to a Monthly Transfer date. We will notify you in advance if we exercise this right.
Index Value
The Index Value on any date is the published value of the S&P 500® Index, excluding any dividends that may be paid by the firms that comprise the index, as of the close of business on that date. If there is no published closing value for the index on a Segment start date or a Segment maturity date, we will use the most recently published closing value for the index.
Participation Rate
The Participation Rate is the percentage of the gain (if any) in the Index Value that is used to calculate Index Growth Rate. When calculating the Index Growth Rate, the Participation Rate is applied before the Index Growth Floor and Index Growth Cap. Participation Rates for new Segments in the Indexed Account may change, but they will never be lower than the guaranteed minimum Participation Rate of 100%. Once a Segment is created, its Participation Rate will not change. The current Participation Rate in effect may be found on
www.Prudential.com/eProspectus or obtained by contacting your Pruco Life representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
Index Growth Floor
The Index Growth Floor is the minimum rate of interest that will be credited to a given Segment and is used in determining the Index Growth Rate for each Segment. When calculating the Index Growth Rate, the Index Growth Floor is applied after the Participation Rate and before the Index Growth Cap.
The guaranteed minimum Index Growth Floor rate for the Indexed Account is 1% and each Segment is credited interest daily at this rate.  At segment maturity, the guaranteed Index Growth Floor rate will be deducted from the Index Growth Rate when determining the Index Interest Credit.
Index Growth Floors for new Segments are determined in advance. The Index Growth Floor for a given Segment is determined on its Segment start date. The Index Growth Floor may be raised or lowered at our discretion before the Segment is created but will never be lower than the guaranteed minimum Index Growth Floor. Once a Segment is created, its Index Growth Floor will not change. The floor is not a guarantee against loss, as the deduction of Contract charges and fees could reduce the overall cash value of the Indexed Account.  The current Index Growth Floor in effect may be found on www.Prudential.com/eProspectus or obtained by contacting your Pruco Life representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
Index Growth Cap
The Index Growth Cap is the maximum rate of interest a Segment may receive and is used in determining the Index Growth Rate for each Segment. When calculating the Index Growth Rate, the Index Growth Cap is applied after the Participation Rate and Index Growth Floor.
We guarantee a minimum Index Growth Cap of 3%. Index Growth Caps for new Segments are determined in advance. The Index Growth Cap for a given Segment is determined on the Segment start date. It may be raised or lowered at our discretion before the Segment is opened but will never be lower than the guaranteed minimum Index Growth Cap. Once a Segment is created its Index Growth Cap will not change. The current Index Growth Cap in effect may be found on www.Prudential.com/eProspectus or obtained by contacting your Pruco Life representative or our customer service office at 800-778-2255, Monday through Friday, 8:00 a.m. to 8:00 p.m., Eastern Time.
Index Growth Rate
The Index Growth Rate is used in determining an Index Interest Credit. It equals: (a) divided by (b), minus 1, then times (c), but not less than (d) and not greater than (e), where:
(a)= the Index Value on the Segment maturity date
(b)= the Index Value on the Segment start date
(c)= the Participation Rate
(d)= the Index Growth Floor
(e)= the Index Growth Cap
Average Daily Segment Value (“ADSV”)
When a Segment matures, the ADSV is used along with the Index Growth Rate and guaranteed minimum Interest Rate Floor to calculate any Index Interest Credit. The ADSV is equal to the amount allocated to the Indexed Account Segment on the Segment start date less a prorated portion of the amounts withdrawn or deducted during the Segment’s duration. The prorating is based on the number of calendar days from the withdrawal, loan, or deduction transaction’s effective date to the Segment maturity date, divided by the number of calendar days from the Segment start date to the Segment maturity date. The prorating takes into account that a withdrawal, loan, or deduction occurring shortly after the Segment is created has more of an impact on the ADSV than a withdrawal, loan, or deduction occurring near the end of the Segment’s duration.
Index Interest Credit
On each Segment's maturity date, we will determine the Segment's Index Interest Credit and Segment maturity value. To determine the Index Interest Credit, we take the greater of: a) the Index Growth Rate minus the guaranteed minimum Index Growth Floor, and b) zero. The greater of these two values is multiplied by the Average Daily Segment Value to determine the Indexed Interest Credit. The Index Interest Credit is added to the value of the Segment on the maturity date to determine the final Segment maturity value.
Examples Of Index Interest Credit At Segment Maturity
The following hypothetical examples illustrate the value of a maturing Segment at the end of its 12-month term using various amounts of change in S&P 500® Index Values over the period. The example assumes the illustrated Segments were created with a starting value of $1,000, were not reduced due to any charges or distributions ($1,000 ADSV), and use current Participation Rate (100%), Index Growth Floor (1%), and Index Growth Cap (8%).

Example*	Change In S&P 500® Index Values	Index Growth Rate	Index Interest Credit	Segment Maturity Value
A.	-5%	1%	$0	$1,010
B.	1%	1%	$0	$1,010
C.	5%	5%	$40	$1,050
D.	10%	8%	$70	$1,080
*Example:
A.Demonstrates a negative change in the Index Value. The Index Growth Rate, however, is 1% due to the guaranteed minimum Index Growth Floor of 1%. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, no Index Interest Credit is available.
B.Demonstrates a positive change in the Index Value. The Index Growth Rate, however, is only 1%. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, no Index Interest Credit is available.
C.Demonstrates a positive change in the Index Value. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, a 4% Index Interest Credit is applied at Segment maturity.
D.Demonstrates a substantially positive change in the Index Value. The Index Growth Rate is limited by the Index Growth Cap. When the guaranteed Index Growth Floor is subtracted from the Index Growth Rate, a 7% Index Interest Credit is applied at Segment maturity.

C000244916 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.37 to $46.19 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,619. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.41%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Charges for Early Withdrawals [Text Block]	If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.37 to $46.19 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,619. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge Example Maximum [Dollars]	$ 4,619
Transaction Charges [Text Block]	In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.
Ongoing Fees and Expenses [Table Text Block]
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	1.41%
Investment Restrictions [Text Block]	You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.
Optional Benefit Restrictions [Text Block]
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

Investment Professional Compensation [Text Block]	Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.
Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Your Contract’s data pages will provide information about the specific fees you will pay each year based on the options you have elected. For more information please refer to the CHARGES AND EXPENSES section in this prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums(1) (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(2) (Minimum and maximum per $1,000 of Basic Insurance Amount.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $0.37 to $49.41	From $0.37 to $49.41
Initial surrender charge for a representative Contract Owner.(3)		$11.58	$11.58
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee(4)	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.42	$0.42
Living Needs BenefitSM Rider fee(4)	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)Currently, the same Sales Charge On Premiums percentages apply to premium amounts up to the Sales Load Target Premium and premium amounts in excess of the Sales Load Target Premium.
(2)The surrender charge amount per $1,000 varies based on the chosen Death Benefit type and Contract duration, as well as on the individual characteristics of the insured, including issue age, sex, and underwriting classification. Assumes no riders. The charge decreases to zero by the end of the 10th year.
(3)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a Type A (level) Death Benefit.
(4)In FL the charge is $100 (guaranteed and current).

The next table describes the Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.08 to $1.78, plus $12	From $0.08 to $1.78(8), plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0025 to $14.43	From $0.0025 to $10.91
Initial charge for a representative Contract Owner(4)(10)		$0.0037	$0.0037
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0034 to $20.20	From $0.0034 to $15.27
Initial charge for a representative Contract Owner.(4)		$0.0052	$0.0052
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(11)(12) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount and Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)In CA the charge for a representative Contract Owner is $0.0043 (guaranteed and current).
(11)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(12)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in APPENDIX A.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.41%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums(1) (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(2) (Minimum and maximum per $1,000 of Basic Insurance Amount.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From $0.37 to $49.41	From $0.37 to $49.41
Initial surrender charge for a representative Contract Owner.(3)		$11.58	$11.58
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee(4)	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.42	$0.42
Living Needs BenefitSM Rider fee(4)	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)Currently, the same Sales Charge On Premiums percentages apply to premium amounts up to the Sales Load Target Premium and premium amounts in excess of the Sales Load Target Premium.
(2)The surrender charge amount per $1,000 varies based on the chosen Death Benefit type and Contract duration, as well as on the individual characteristics of the insured, including issue age, sex, and underwriting classification. Assumes no riders. The charge decreases to zero by the end of the 10th year.
(3)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a Type A (level) Death Benefit.
(4)In FL the charge is $100 (guaranteed and current).

Sales Load, Description [Text Block]	Sales Charge On Premiums(1) (load)
Sales Load, When Deducted [Text Block]	Deducted from premium payments.
Sales Load (of Premium Payments), Maximum [Percent]	6.00%
Sales Load, Footnotes [Text Block]	Currently, the same Sales Charge On Premiums percentages apply to premium amounts up to the Sales Load Target Premium and premium amounts in excess of the Sales Load Target Premium.
Premium Taxes, Description [Text Block]	Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)
Premium Taxes, When Deducted [Text Block]	Deducted from premium payments.
Premium Taxes (of Premium Payments), Maximum [Percent]	7.50%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Deferred Sales Charge, Description [Text Block]	Surrender Charge(2) (Minimum and maximum per $1,000 of Basic Insurance Amount.)
Deferred Sales Charge, When Deducted [Text Block]	Upon lapse, surrender, or decrease in Basic Insurance Amount.
Deferred Sales Load, Footnotes [Text Block]	The surrender charge amount per $1,000 varies based on the chosen Death Benefit type and Contract duration, as well as on the individual characteristics of the insured, including issue age, sex, and underwriting classification. Assumes no riders. The charge decreases to zero by the end of the 10th year.
(3)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a Type A (level) Death Benefit.
Transfer Fees, Description [Text Block]	Transfer fee
Transfer Fees, When Deducted [Text Block]	Each transfer exceeding 12 in any Contract Year.
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.08 to $1.78, plus $12	From $0.08 to $1.78(8), plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0025 to $14.43	From $0.0025 to $10.91
Initial charge for a representative Contract Owner(4)(10)		$0.0037	$0.0037
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0034 to $20.20	From $0.0034 to $15.27
Initial charge for a representative Contract Owner.(4)		$0.0052	$0.0052
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(11)(12) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount and Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)In CA the charge for a representative Contract Owner is $0.0043 (guaranteed and current).
(11)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(12)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
Insurance Cost, Description [Text Block]	Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Initial charge for a representative Contract Owner.(4)
Insurance Cost, Footnotes [Text Block]	The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount and Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.The highest COI rate is for an insured who is a male/female age 120. The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	45.00%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	10.00%
Administrative Expenses, Description [Text Block]	Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.Duration of the charge is limited.
Optional Benefit Expense, Footnotes [Text Block]	The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount and Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.Duration of the charge is limited. The charge varies based on the age and sex of the insured.
(10)In CA the charge for a representative Contract Owner is $0.0043 (guaranteed and current).
The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.41%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.41%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash
Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable surrender charge. See Withdrawals.
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed;
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider; and
(g)You must not be receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
A decrease in Basic Insurance Amount occurring after receiving Benefit Payments under the Chronic Illness Option of the Benefit Access Rider will also reduce the Lifetime Benefit Amount and the remaining benefits available under the rider. See BenefitAccess Rider.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax
Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

Standard Death Benefit [Text Block]
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash
Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable surrender charge. See Withdrawals.
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed;
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider; and
(g)You must not be receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
A decrease in Basic Insurance Amount occurring after receiving Benefit Payments under the Chronic Illness Option of the Benefit Access Rider will also reduce the Lifetime Benefit Amount and the remaining benefits available under the rider. See BenefitAccess Rider.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax
Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

Item 11. Other Benefits Available (N-6) [Text Block]
OTHER BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.
Some riders may depend on the performance of the Contract Fund. See APPENDIX B for state availability and a description of material variations to riders and features that differ from the description contained in the prospectus. A Pruco Life representative can explain all of these extra benefits further. We will provide samples of the provisions upon receiving a written request.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
No-Lapse Guarantee(1)	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Accidental Death Benefit Rider(1)	Provides an additional Death Benefit that is payable if the insured’s death is accidental.	Optional
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

BenefitAccess Rider(1)	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.	Optional
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.

Name Of Benefit, continued	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Children Level Term Rider(1)	Provides term life insurance coverage on the life of the insured’s covered children.	Optional
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Enhanced Cash Value Rider(1)	Provides an Additional Amount upon full surrender of the Contract for its surrender value.	Optional
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Rider cannot be removed after the Contract is issued.
•A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.

Enhanced Disability Benefit Rider(1)	Pays a monthly benefit amount into the Contract if the insured is totally disabled.	Optional
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Living Needs BenefitSM Rider(2)	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill or is confined to a nursing home.	Optional
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill or chronically ill.
•Not available with Contracts that include the BenefitAccess Rider.

Other Goods And Services Rider(1)	Allows us to offer certain non-insurance goods and services in addition to the insurance coverage provided by the Contract.	Standard	•Requires you to affirmatively select participation in any additional benefits that are made available. •Additional benefits may not be made available.
Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.
•Not available on Contracts that have the Accidental Death Benefit Rider.

S&P 500® Indexed Account Rider	Provides for the addition of an investment option – the S&P 500® Indexed Account.	Optional	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers.
(1)Rider benefits will no longer be available if the Contract lapses or if you choose to keep the Contract in force under the Overloan Protection Rider.
(2)Rider benefits will no longer be available if the Contract lapses.
(3)Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	15.84%	4.83%	3.41%
Large Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) - Capital Research and Management CompanySM	0.52%^	17.29%	12.60%	9.91%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.90%^	15.77%	7.86%	6.14%
Specialty	AST Cohen & Steers Realty Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Fixed Income	AST Global Bond Portfolio - PGIM Investments LLC / AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP	1.01%	6.29%	0.56%	N.A.
Global/International	AST International Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC	1.06%^	17.75%	10.39%	6.08%
Balanced	AST J.P. Morgan Tactical Preservation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Global/International	AST MFS Global Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Mid-Cap Growth	AST Mid-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Delaware Investments Fund Advisers; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.92%^	11.78%	4.63%	4.14%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Balanced	AST Prudential Growth Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Small-Cap Growth	AST Small-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Small-Cap Value	AST Small-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Mid-Cap Blend	ClearBridge Variable Mid Cap Portfolio (Class II) - Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Global Real Estate	Franklin Global Real Estate VIP Fund (Class 2) - Franklin Advisers, Inc.	1.25%^	11.43%	3.88%	3.78%
Large-Cap Value	Franklin Income VIP Fund (Class 2) - Franklin Advisers, Inc.	0.71%^	8.62%	6.98%	5.01%
Large-Cap Blend	Franklin Rising Dividends VIP Fund (Class 2) - Franklin Advisers, Inc.	0.90%^	12.08%	13.75%	10.23%
Small-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Large Blend	MFS® Investors Trust Series (Service Class) - Massachusetts Financial Services Company	1.03%^	18.66%	13.27%	10.00%
Small Growth	MFS® New Discovery Series (Service Class) - Massachusetts Financial Services Company	1.12%^	14.25%	10.81%	7.41%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Service Class) - Massachusetts Financial Services Company	0.78%^	7.13%	1.58%	1.96%
Intermediate Core-Plus Bond	MFS® Total Return Series (Service Class) - Massachusetts Financial Services Company	0.86%^	10.22%	8.27%	6.27%
Specialty	MFS® Utilities Series (Service Class) - Massachusetts Financial Services Company	1.04%^	(2.33)%	8.05%	8.35%
Large Value	MFS® Value Series (Service Class) - Massachusetts Financial Services Company	0.94%^	7.63%	11.07%	8.25%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.83%	19.59%	11.64%	8.28%
Mid-Cap Growth	PSF Mid-Cap Growth Portfolio (Class I) - PGIM Investments LLC / J.P. Morgan Investment Management Inc.	0.66%	23.55%	15.20%	9.83%
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.51%	1.98%	14.19%	1.36%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.57%	15.45%	8.07%	6.59%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.62%	17.93%	9.17%	7.60%
Fixed Income	PSF PGIM Government Income Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.52%	5.10%	0.13%	1.27%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.61%	11.82%	5.94%	5.17%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF PGIM Jennison Focused Blend Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.46%	32.52%	14.71%	10.52%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.62%	53.51%	18.27%	14.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	15.20%	12.10%	7.71%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.27%	1.75%	2.77%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) (includes all assets from PSF Small-Cap Value Portfolio) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Large-Cap Growth	T. Rowe Price Blue Chip Growth Portfolio (Class II) - T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%
Large-Cap Value	T. Rowe Price Equity Income Portfolio (Class II) - T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Specialty	T. Rowe Price Health Sciences Portfolio (Class II) - T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%
Corporate Bond	T. Rowe Price Limited-Term Bond Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited	0.75%^	4.69%	1.60%	1.13%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	1.09%^	19.63%	11.36%	10.22%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.75%^	2.88%	(2.13)%	(0.66)%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	17.37%	10.55%	7.42%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	11.39%	6.39%	4.51%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	9.19%	4.84%	3.37%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	16.09%	9.48%	6.54%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	13.47%	7.96%	5.58%
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II) - Franklin Advisers, Inc. / Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd in Japan	0.76%	6.44%	0.98%	N.A.
^The Fund’s annual current expense reflects temporary fee reductions.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	15.84%	4.83%	3.41%
Large Value	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2) - Capital Research and Management CompanySM	0.52%^	17.29%	12.60%	9.91%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.90%^	15.77%	7.86%	6.14%
Specialty	AST Cohen & Steers Realty Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Fixed Income	AST Global Bond Portfolio - PGIM Investments LLC / AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP	1.01%	6.29%	0.56%	N.A.
Global/International	AST International Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC	1.06%^	17.75%	10.39%	6.08%
Balanced	AST J.P. Morgan Tactical Preservation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Global/International	AST MFS Global Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Mid-Cap Growth	AST Mid-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Delaware Investments Fund Advisers; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.92%^	11.78%	4.63%	4.14%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Balanced	AST Prudential Growth Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Small-Cap Growth	AST Small-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Small-Cap Value	AST Small-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Mid-Cap Blend	ClearBridge Variable Mid Cap Portfolio (Class II) - Franklin Templeton Fund Adviser, LLC / ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Global Real Estate	Franklin Global Real Estate VIP Fund (Class 2) - Franklin Advisers, Inc.	1.25%^	11.43%	3.88%	3.78%
Large-Cap Value	Franklin Income VIP Fund (Class 2) - Franklin Advisers, Inc.	0.71%^	8.62%	6.98%	5.01%
Large-Cap Blend	Franklin Rising Dividends VIP Fund (Class 2) - Franklin Advisers, Inc.	0.90%^	12.08%	13.75%	10.23%
Small-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Large Blend	MFS® Investors Trust Series (Service Class) - Massachusetts Financial Services Company	1.03%^	18.66%	13.27%	10.00%
Small Growth	MFS® New Discovery Series (Service Class) - Massachusetts Financial Services Company	1.12%^	14.25%	10.81%	7.41%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Service Class) - Massachusetts Financial Services Company	0.78%^	7.13%	1.58%	1.96%
Intermediate Core-Plus Bond	MFS® Total Return Series (Service Class) - Massachusetts Financial Services Company	0.86%^	10.22%	8.27%	6.27%
Specialty	MFS® Utilities Series (Service Class) - Massachusetts Financial Services Company	1.04%^	(2.33)%	8.05%	8.35%
Large Value	MFS® Value Series (Service Class) - Massachusetts Financial Services Company	0.94%^	7.63%	11.07%	8.25%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.83%	19.59%	11.64%	8.28%
Mid-Cap Growth	PSF Mid-Cap Growth Portfolio (Class I) - PGIM Investments LLC / J.P. Morgan Investment Management Inc.	0.66%	23.55%	15.20%	9.83%
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.51%	1.98%	14.19%	1.36%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.57%	15.45%	8.07%	6.59%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.62%	17.93%	9.17%	7.60%
Fixed Income	PSF PGIM Government Income Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.52%	5.10%	0.13%	1.27%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.61%	11.82%	5.94%	5.17%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF PGIM Jennison Focused Blend Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.46%	32.52%	14.71%	10.52%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.62%	53.51%	18.27%	14.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	15.20%	12.10%	7.71%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.27%	1.75%	2.77%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) (includes all assets from PSF Small-Cap Value Portfolio) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Large-Cap Growth	T. Rowe Price Blue Chip Growth Portfolio (Class II) - T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%
Large-Cap Value	T. Rowe Price Equity Income Portfolio (Class II) - T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Specialty	T. Rowe Price Health Sciences Portfolio (Class II) - T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%
Corporate Bond	T. Rowe Price Limited-Term Bond Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited	0.75%^	4.69%	1.60%	1.13%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio (Class II) - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	1.09%^	19.63%	11.36%	10.22%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.75%^	2.88%	(2.13)%	(0.66)%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	17.37%	10.55%	7.42%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	11.39%	6.39%	4.51%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	9.19%	4.84%	3.37%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	16.09%	9.48%	6.54%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	13.47%	7.96%	5.58%
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II) - Franklin Advisers, Inc. / Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd in Japan	0.76%	6.44%	0.98%	N.A.
^The Fund’s annual current expense reflects temporary fee reductions.

Temporary Fee Reductions, Current Expenses [Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
C000244916 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
C000244916 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

C000244916 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.
C000244916 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

C000244916 [Member] | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

C000244916 [Member] | Contract Values Are Not Guaranteed [Member]
Prospectus:
Principal Risk [Text Block]
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.

C000244916 [Member] | The Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.

C000244916 [Member] | Increase In Charges [Member]
Prospectus:
Principal Risk [Text Block]
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.

C000244916 [Member] | Not a Short-Term Savings Vehicle [Member]
Prospectus:
Principal Risk [Text Block]
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.

C000244916 [Member] | Contract Lapse [Member]
Prospectus:
Principal Risk [Text Block]	Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
C000244916 [Member] | Taking Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.

C000244916 [Member] | Taking a Contract Loan [Member]
Prospectus:
Principal Risk [Text Block]
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.

C000244916 [Member] | Surrender Of the Contract [Member]
Prospectus:
Principal Risk [Text Block]
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.

C000244916 [Member] | Potential Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.

C000244916 [Member] | Replacement Of a Contract [Member]
Prospectus:
Principal Risk [Text Block]
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.

C000244916 [Member] | Our Ability To Pay Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

C000244916 [Member] | C000023917 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
C000244916 [Member] | C000023920 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
C000244916 [Member] | C000023925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund (Class 2)
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	9.91%
C000244916 [Member] | C000018401 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000244916 [Member] | C000005201 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Cohen & Steers Realty Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000244916 [Member] | C000053820 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000244916 [Member] | C000158037 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	0.56%
C000244916 [Member] | C000005195 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.75%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000244916 [Member] | C000005219 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST J.P. Morgan Tactical Preservation Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]	4.07%
C000244916 [Member] | C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	43.63%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	13.40%
C000244916 [Member] | C000005187 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000244916 [Member] | C000005205 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST MFS Global Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000244916 [Member] | C000005209 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000244916 [Member] | C000018402 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.14%
C000244916 [Member] | C000018404 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Prudential Growth Allocation Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	6.17%
C000244916 [Member] | C000005188 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000244916 [Member] | C000005199 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	6.34%
C000244916 [Member] | C000047122 [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio (Class II)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
C000244916 [Member] | C000020137 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Global Real Estate VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	3.88%
Average Annual Total Returns, 10 Years [Percent]	3.78%
C000244916 [Member] | C000020130 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000244916 [Member] | C000020095 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	13.75%
Average Annual Total Returns, 10 Years [Percent]	10.23%
C000244916 [Member] | C000020099 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Small-Cap Value
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
C000244916 [Member] | C000007325 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Investors Trust Series (Service Class)
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
C000244916 [Member] | C000007330 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series (Service Class)
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000244916 [Member] | C000007303 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series (Service Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.13%
Average Annual Total Returns, 5 Years [Percent]	1.58%
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000244916 [Member] | C000007311 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series (Service Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.27%
C000244916 [Member] | C000007313 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series (Service Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.33%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	8.35%
C000244916 [Member] | C000007315 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Value Series (Service Class)
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.25%
C000244916 [Member] | C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000244916 [Member] | C000005720 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	23.55%
Average Annual Total Returns, 5 Years [Percent]	15.20%
Average Annual Total Returns, 10 Years [Percent]	9.83%
C000244916 [Member] | C000005694 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio (Class I)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000244916 [Member] | C000005724 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	6.59%
C000244916 [Member] | C000005723 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	7.60%
C000244916 [Member] | C000005696 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Income Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	0.13%
Average Annual Total Returns, 10 Years [Percent]	1.27%
C000244916 [Member] | C000005693 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.06%
C000244916 [Member] | C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000244916 [Member] | C000005715 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF PGIM Jennison Focused Blend Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	32.52%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000244916 [Member] | C000005698 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	53.51%
Average Annual Total Returns, 5 Years [Percent]	18.27%
Average Annual Total Returns, 10 Years [Percent]	14.33%
C000244916 [Member] | C000005728 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000244916 [Member] | C000005704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.77%
C000244916 [Member] | C000005725 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I) (includes all assets from PSF Small-Cap Value Portfolio)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000244916 [Member] | C000005727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	15.34%
Average Annual Total Returns, 10 Years [Percent]	11.73%
C000244916 [Member] | C000005446 [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio (Class II)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
C000244916 [Member] | C000005440 [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio (Class II)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000244916 [Member] | C000005449 [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio (Class II)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000244916 [Member] | C000005521 [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Limited-Term Bond Portfolio (Class II)
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	1.13%
C000244916 [Member] | C000005444 [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio (Class II)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000244916 [Member] | C000020121 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
C000244916 [Member] | C000097930 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000244916 [Member] | C000097925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000244916 [Member] | C000097923 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	3.37%
C000244916 [Member] | C000097928 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	6.54%
C000244916 [Member] | C000097927 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
C000244916 [Member] | C000154792 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio (Class II)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore; and Western Asset Management Company Ltd in Japan
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.44%
Average Annual Total Returns, 5 Years [Percent]	0.98%
C000244916 [Member] | Up To Sales Load Target Premium. Contract Years 1- 8 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	1.50%
C000244916 [Member] | Up To Sales Load Target Premium. Contract Years 9 - 10 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	1.25%
C000244916 [Member] | Up To Sales Load Target Premium. Contract Year 11+ [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	0.00%
C000244916 [Member] | Minimum per $1000 of Basic Insurance Amount [Member]
Prospectus:
Deferred Sales Load, Maximum [Dollars]	$ 0.37
Deferred Sales Load, Current [Dollars]	0.37
C000244916 [Member] | Maximum per $1000 of Basic Insurance Amount [Member]
Prospectus:
Deferred Sales Load, Maximum [Dollars]	49.41
Deferred Sales Load, Current [Dollars]	$ 49.41
C000244916 [Member] | Initial surrender charge for a representative Contract Owner [Member]
Prospectus:
Deferred Sales Charge, Description [Text Block]	Initial surrender charge for a representative Contract Owner.(3)
Deferred Sales Load, Current [Dollars]	$ 11.58
C000244916 [Member] | Initial charge for a representative Contract Owner [Member]
Prospectus:
Deferred Sales Load, Maximum [Dollars]	11.58
Insurance Cost, Maximum [Dollars]	0.077
Insurance Cost, Current [Dollars]	$ 0.043
Administrative Expenses, Representative Investor [Text Block]	Initial charge for a representative Contract Owner.(4)
Administrative Expense, Maximum [Dollars]	$ 0.09
Administrative Expense, Current [Dollars]	$ 0.09
C000244916 [Member] | Withdrawal fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Withdrawal fee
Other Transaction Fee, When Deducted [Text Block]	Upon withdrawal.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
C000244916 [Member] | Basic Insurance Amount decrease fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Basic Insurance Amount decrease fee
Other Transaction Fee, When Deducted [Text Block]	Upon decrease in Basic Insurance Amount.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
C000244916 [Member] | Contract illustration fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Contract illustration fee
Other Transaction Fee, When Deducted [Text Block]	Each illustration request exceeding one in any Contract Year.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
C000244916 [Member] | BenefitAccess Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	BenefitAccess Rider fee(4)
Other Transaction Fee, When Deducted [Text Block]	One-time charge when the Terminal Illness Option of the rider is exercised.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
C000244916 [Member] | Enhanced Cash Value Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge applied on first month of processing.
Other Transaction Fee, Maximum [Dollars]	$ 0.42
Other Transaction Fee, Current [Dollars]	$ 0.42
C000244916 [Member] | Living Needs BenefitSM Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Living Needs BenefitSM Rider fee(4)
Other Transaction Fee, When Deducted [Text Block]	When benefit is paid.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	In FL the charge is $100 (guaranteed and current).
C000244916 [Member] | Overloan Protection Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider fee (Percentage of the Contract Fund amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge upon exercising the rider benefit.
Other Transaction Fee, Current [Percent]	3.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
C000244916 [Member] | Minimum charge per $1000 of the Net Amount at Risk [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.0067
Insurance Cost, Current [Dollars]	0.0064
C000244916 [Member] | Maximum charge per $1000 of the Net Amount at Risk [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	83.34
Insurance Cost, Current [Dollars]	82.50
C000244916 [Member] | Administrative Charge, Minimum charge [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	0.08
Administrative Expense, Current [Dollars]	0.08
C000244916 [Member] | Administrative Charge, Maximum charge [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	1.78
Administrative Expense, Current [Dollars]	1.78
C000244916 [Member] | Administrative Charge, Flat fee [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	12
Administrative Expense, Current [Dollars]	$ 12
C000244916 [Member] | Additional Mortality Charge For Certain Risks [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)
Insurance Cost, When Deducted [Text Block]	Monthly
C000244916 [Member] | Additional Mortality Charge For Certain Risks, Minimum [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.1
Insurance Cost, Current [Dollars]	0.1
C000244916 [Member] | Additional Mortality Charge For Certain Risks, Maximum [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	2.08
Insurance Cost, Current [Dollars]	$ 2.08
C000244916 [Member] | Net Interest on Loans [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Net Interest On Loans
Other Annual Expense, When Deducted [Text Block]	Annually
C000244916 [Member] | Net Interest on Loans, Standard Loans [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	100.00%
Other Annual Expense (of Other Amount), Current [Percent]	100.00%
C000244916 [Member] | Net Interest on Loans, Preferred Loans [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	5.00%
Other Annual Expense (of Other Amount), Current [Percent]	5.00%
C000244916 [Member] | Accidental Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Accidental Death Benefit Rider(1)
Purpose of Benefit [Text Block]	Provides an additional Death Benefit that is payable if the insured’s death is accidental.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

Name of Benefit [Text Block]	Accidental Death Benefit Rider(1)
Operation of Benefit [Text Block]
Accidental Death Benefit Rider
The Accidental Death Benefit Rider provides an additional Death Benefit that is payable if the insured's death is accidental, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. A death resulting from injury must occur no more than 90 days after the injury. This benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office. This rider is not available on Contracts that have the Overloan Protection Rider.
We will not pay a benefit under this rider for any death or injury that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.

C000244916 [Member] | Accidental Death Benefit Rider, Minimum charge per $1000 of the coverage amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.05
Optional Benefit Expense, Current [Dollars]	0.05
C000244916 [Member] | Accidental Death Benefit Rider, Maximum charge per $1000 of the coverage amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
C000244916 [Member] | Accidental Death Benefit Rider, Charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.067
Optional Benefit Expense, Current [Dollars]	$ 0.067
C000244916 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
C000244916 [Member] | BenefitAccess Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	BenefitAccess Rider(1)
Purpose of Benefit [Text Block]	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.

Name of Benefit [Text Block]	BenefitAccess Rider(1)
Operation of Benefit [Text Block]
BenefitAccess Rider
The BenefitAccess Rider provides for the acceleration of the Death Benefit in the event the insured is Chronically Ill, subject to certain eligibility requirements, and approval of the claim (“Chronic Illness Option”). This rider will also provide acceleration of all or part of the Death Benefit if the insured becomes Terminally Ill, subject to certain eligibility requirements and approval of the claim (“Terminal Illness Option”). This rider is only available at Contract issuance and there is a charge for this rider. You may terminate this rider at any time. This rider is not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact Of Rider Benefits On Contract And Riders. Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit. There may be adverse tax consequences in the event you accelerate the Death Benefit. See Tax Treatment Of Contract Benefits - BenefitAccess Rider paragraph.
This rider should be purchased for the purpose of providing Chronic Illness and Terminal Illness coverage. For Terminal Illness coverage only, consider the Living Needs BenefitSM Rider below.
Conditions For Eligibility Of Benefit Payments:
Terminal Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:
(a)The Contract must be in force and the insured must be living;
(b)We must receive due proof of the insured's Terminal Illness and Written Certification from a Licensed Physician that the insured is Terminally Ill;
(c)We must receive authorization from the insured to obtain copies of any relevant medical records we may require; and
(d)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.
Chronic Illness Option
You are eligible to receive accelerated benefits under this option subject to the following conditions:
(a)The Contract must be in force and the insured must be living;
(b)You must not have received a Benefit Payment under the Terminal Illness Option;
(c)We must receive due proof of the insured's Chronic Illness and Written Certification from a Licensed Health Care Practitioner that the insured is Chronically Ill;
(d)We must receive authorization from the insured to obtain copies of any relevant medical records that we require;
(e)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract; and
(f)The Elimination Period must be satisfied unless waived by us. The Elimination Period will be waived if the following conditions have been met:
1.The Licensed Health Care Practitioner certifies that the insured is Chronically Ill and not expected to recover from the Chronic Illness during his/her lifetime; and
2.All other conditions of eligibility have been met and we approve the claim.
We have the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured(s), and/or to have the insured(s) examined by a Licensed Health Care Practitioner(s) of our choice, while a claim is pending or during a Benefit Period, to confirm due proof of Chronic Illness. We may also contact the insured's Licensed Health Care Practitioner for confirmation of continued Chronic Illness. If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.
Recertification and due written proof that the insured is Chronically Ill is required every year for Benefit Payments to continue. Approximately 90 days prior to the end of each Benefit Year, we will send you a request for written Recertification and proof of the insured's Chronic Illness. For continuous monthly Benefit Payments, you must send us the information we ask for prior to the start of the next Benefit Year to satisfy us that the conditions for eligibility continue to be met.
If we receive Recertification within 90 days after the end of a preceding Benefit Year, the new Benefit Year will begin on the Monthly Date on or following the date on which we receive the Recertification. If we do not receive Recertification within 90 days after the end of a Benefit Year, any request for benefits will be treated as a new claim, and the new Benefit Year will begin on the Monthly Date on or following the date on which all conditions of eligibility are met, including satisfaction of the Elimination Period unless waived, and we approve the claim.
Benefit Payments:
Terminal Illness Option
You have the option to accelerate all or a partial amount of the Death Benefit. If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and we reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option. Also, if you accelerate a partial amount you may only make one additional acceleration, which must be for the full remaining Death Benefit. Accelerated Death Benefit payments under the Terminal Illness Option are made as a single lump sum Benefit Payment only.
If you choose to accelerate all or part of the Death Benefit, we will make a Benefit Payment of the present value of the amount of the Death Benefit accelerated based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s life expectancy of six months; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills as of the date of payment, and (b) the maximum statutory adjustable contract loan interest rate as of the date of payment. We will make this determination based on information current as of the time we approve your request for accelerated payments. Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.
If you accelerate all or a portion of the Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end. If you have been receiving Benefit Payments under the Chronic Illness Option, the Death Benefit amount that we use to determine your payment under this option will be the reduced (current) amount.
If there is an outstanding loan on the Contract at the time the Benefit Payment is made, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit. If the Contract is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default.
See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.
Chronic Illness Option
The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit at the time you make the initial claim. Any transactions you make that decrease the Death Benefit of the Contract prior to your initial claim will similarly affect the Lifetime Benefit Amount.
You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved. If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit.
If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year. Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year. An amount that is less than the maximum may extend your payment period.
When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation (maximum daily amount allowed) declared by the Internal Revenue Service ("IRS") and the Lifetime Benefit Amount.
The Maximum Monthly Benefit Payment is equal to the lowest of:
(a)The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;
(b)The per diem limitation in effect at the start date of the current Benefit Year times 30; and
(c)The Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.
Generally, the Monthly Benefit Percent used to determine the Maximum Monthly Benefit Payment is 2%. At the time of application, you may be able to choose a Monthly Benefit Percent of 4% for the calculation of the Benefit Payment. The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less.
If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year. The annual Benefit Payment will therefore be less than the amount of the Maximum Monthly Benefit Payment times 12. The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the yield on 90-day federal treasury bills as of the date of payment, and (2) the maximum statutory adjustable contract loan interest rate as of the date of payment.
When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen. An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.
If the Contract is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default. If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount that will bring the Contract out of default.
If at any time while Benefit Payments are being paid the Contract Debt exceeds the cash value of the Contract, the amount of the excess will be deducted from the net Benefit Payments. If no Benefit Payment is payable during that month, or the excess Contract Debt exceeds the Benefit Payment, the Contract will be in default and a loan repayment will be required by you to keep the Contract in force.
See below for an example of accelerated Benefit Payments under the Chronic Illness Option.
When Benefit Payments End:
Chronic Illness Option (only)
Benefit Payments will continue to be made until the earliest of the following:
(1)The date we receive written notification that you wish to discontinue Benefit Payments;
(2)The end of the Benefit Year after the eligibility requirements are no longer met;
(3)The end of the Benefit Year unless Recertification is received for the following year;
(4)The date the Lifetime Benefit Amount is exhausted;
(5)The date a claim is approved under the Terminal Illness Option; and
(6)Any of the events under Rider Or Benefits Termination occur.
If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.
Impact Of Rider Benefits On Contract And Riders:
Accelerating the Death Benefit will impact the benefits, values, and charges under the Contract and rider as shown below.
Terminal Illness Option
A one-time acceleration of a partial amount of the Death Benefit results in the following:
(1)A proportionate reduction in the Basic Insurance Amount, Contract Fund, surrender charge, and Contract Debt.
(2)Premiums and charges to keep the Contract in force will be recalculated based on the reduced Death Benefit amount. If you have an outstanding Contract loan, interest will continue to accrue.
(3)Riders to the Contract will stay in effect.
(4)The monthly charge for this rider will be permanently waived.
Acceleration of the full Death Benefit results in the ending of the Contract and all benefits and riders under the Contract based on the life of the insured will end. If the Contract includes the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), it will become paid-up.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 12/05/2023 Basic Insurance Amount: $200,000	Underwriting classification: preferred best Claim date: 12/05/2033 Death Benefit Option: Type A (fixed)
In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of six months, and (3) a discount factor at an annual rate of 8%.
The present value of the of the accelerated Death Benefit payable is calculated as DB / (1+R)[t] where:
DB = Death Benefit
R = the annual rate
t = amount of time (in years; t always equals 1/2 in this application)
Contract Debt and the $150 transaction fee are then subtracted from this result.
Example results (rounded to the nearest dollar):
100% acceleration: $200,000/1.03923 = $192,450 (less $1,040 and $150) = $191,260
50% acceleration: $100,000/1.03923 = $96,225 (less $520 and $150) = $95,555

	Contract values as of 12/05/2033 (before acceleration of Death Benefit):	Contract values as of 12/05/2033 (after acceleration of Death Benefit):
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
Chronic Illness Option
Each Benefit Payment made results in the following (while there is a Death Benefit remaining):
(1)The Contract will remain in force in accordance with Contract terms.
(2)Riders to the Contract will stay in effect.
(3)As reflected in the reduction factor formula below, the Basic Insurance Amount, Death Benefit, Contract Fund, surrender charge, and any outstanding Contract Debt will be reduced in the same proportion as the Death Benefit is reduced by each Benefit Payment.
(4)The monthly charge for this rider will be permanently waived following approval of the initial claim.
(5)While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund will be waived. Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect, even if subsequent Benefit Payments are no longer made.
(6)If you have an outstanding Contract loan, interest will continue to accrue.
(7)While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount.
(8)You may make premium payments while you are receiving Benefit Payments.
Reduction factor = 1 - (A / B)
Where:    A = is the gross Chronic Illness Option Benefit Payment, and
    B = is the Death Benefit immediately prior to the Benefit Payment.

Example:
Shown below is a hypothetical example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 12/01/2023 Basic Insurance Amount: $500,000	Underwriting classification: preferred best Claim date: 12/15/2034 Death Benefit Option: Type A (fixed)
 Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.
Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the IRS per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:
(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000;
(b) Per diem limitation in effect at the start date of the current Benefit Year ($420 for 2023, increasing to $522.22 by 2034 assuming a 2% annual inflation rate) times 30: $522.22 x 30 = $15,666.60); and
(c) Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $420, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 12 of $646.57: $646.57 x 30 = $19,397.10.
The Monthly Benefit Percent, Initial Daily Benefit Limit, and the Daily Benefit Limit Compound Rate that apply to your Contract can be found in the Contract's data pages.
The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800
The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount. ($10,000 - $20.80 = $9,979.20)

	Contract values as of 12/15/2034 (before acceleration of Death Benefit):	Contract values as of 12/15/2034 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734
If the Contract to which the rider is attached has a Type A (fixed) Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit (if not already so). If the Contract to which this rider is attached has a Type B (variable) or Type C (return of premium) Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit. Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option while receiving Benefit Payments. Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments. Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.
Any decrease to the Contract's Basic Insurance Amount occurring after Benefit Payments have been made will reduce the Lifetime Benefit Amount and the remaining benefits available.
After an acceleration of the Lifetime Benefit Amount, any Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider) will become paid up and all benefits and other riders under the Contract based on the life of the insured will end.
Rider Or Benefits Termination:
This rider terminates on the date of the earliest to occur:
(1)you request in writing that we remove it;
(2)full acceleration of the Death Benefit is made due to Terminal Illness;
(3)the death of the insured;
(4)the Contract is in default and the grace period ends (Contract lapsed); and
(5)the Contract ends as described in Canceling the Contract or Surrender Of a Contract, or for any other reason.
When this rider is terminated, if Benefit Payments are discontinued, or the claim is not approved, your Contract may still be in force. The Death Benefit and Contract Fund values will have been reduced as a result of any Benefit Payments made prior to the date we stop payments or this rider terminates, and Contract value will remain in the Fixed Rate Option. You may transfer funds from the Fixed Rate Option to your choice of Variable Investment Options. Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option restrictions described in the section titled Transfers And Restrictions On Transfers. You may also allocate new premium payments and loan repayments to the Variable Investment Options of your choice. You must notify us if you wish to resume allocations to the Variable Investment Options or change your premium allocation.
Further, if you request that we remove this rider, choose to discontinue Benefit Payments, or if the insured no longer has a Chronic Illness or fails to recertify before you have received 25 monthly Benefit Payments or the annual equivalent, deductions and monthly charges from the Contract Fund will resume and you may need to make additional payments into the Contract to protect it from lapse.

C000244916 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0025
Optional Benefit Expense, Current [Dollars]	0.0025
C000244916 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	14.43
Optional Benefit Expense, Current [Dollars]	$ 10.91
C000244916 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner(4)(10)
Optional Benefit Expense, Maximum [Dollars]	$ 0.0037
Optional Benefit Expense, Current [Dollars]	$ 0.0037
C000244916 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
C000244916 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0034
Optional Benefit Expense, Current [Dollars]	0.0034
C000244916 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	20.20
Optional Benefit Expense, Current [Dollars]	$ 15.27
C000244916 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.0052
Optional Benefit Expense, Current [Dollars]	$ 0.0052
C000244916 [Member] | Children Level Term Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children Level Term Rider (Charge per $1,000 of the coverage amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.42
Optional Benefit Expense, Current [Dollars]	$ 0.42
Name of Benefit [Text Block]	Children Level Term Rider(1)
Purpose of Benefit [Text Block]	Provides term life insurance coverage on the life of the insured’s covered children.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Name of Benefit [Text Block]	Children Level Term Rider(1)
Operation of Benefit [Text Block]
Children Level Term Rider
The Children Level Term Rider provides term life insurance coverage on the life of the insured's dependent children, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. The rider coverage on each dependent insured will end on the earliest of: (1) the end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday, (2) the end of the day before the first Contract Anniversary on or after the child’s 25th birthday, (3) the end of the day before the date a rider is converted to a new Contract, and (4) the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

C000244916 [Member] | Enhanced Disability Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Enhanced Disability Benefit Rider(2)(11)(12) (Minimum and maximum charge (percentage of the monthly benefit amount).)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Enhanced Disability Benefit Rider(1)
Purpose of Benefit [Text Block]	Pays a monthly benefit amount into the Contract if the insured is totally disabled.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Name of Benefit [Text Block]	Enhanced Disability Benefit Rider(1)
Operation of Benefit [Text Block]
Enhanced Disability Benefit Rider
The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract Fund if the insured is totally disabled, as defined in the benefit provision. On each Monthly Date the monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of the monthly deductions. This rider is not available on Contracts with a Type C Death Benefit, that include the BenefitAccess Rider, or with an insured age 60 and older at issue.
The rider coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday. For total disability occurring on or after the first Contract Anniversary following the insured’s 60th birthday, payments will only be made until the month before the first Contract Anniversary following the insured’s 65th birthday and while the insured remains totally disabled.
For example, assume a Contract where:
1.the insured is a male, age 45 at Contract issuance, preferred best underwriting classification with no extras;
2.a $250,000 Basic Insurance Amount and no other riders;
3.the insured becomes disabled at age 55; and
4.at the time of claim the Limited No-Lapse Guarantee Premium is $1,500 and the total of the monthly deductions (not including this rider) is $150 (these figures are illustrative and not guaranteed).
In this hypothetical scenario, since 9% of the Limited No-Lapse Guarantee Premium ($135) is less than the total of the monthly deductions, upon approval of the disability claim, we will pay a monthly benefit amount of $150 into the Contract Fund. The monthly benefit amount will be recalculated on each Monthly Date for the duration of the claim.
We will not pay a benefit under this rider for any injury or disability that is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.

C000244916 [Member] | Enhanced Disability Benefit Rider, Minimum percentage of the monthly benefit amount [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.08%
Optional Benefit Expense (of Other Amount), Current [Percent]	7.08%
C000244916 [Member] | Enhanced Disability Benefit Rider, Maximum percentage of the monthly benefit amount [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	12.17%
Optional Benefit Expense (of Other Amount), Current [Percent]	12.17%
C000244916 [Member] | Enhanced Disability Benefit Rider, Charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.52%
Optional Benefit Expense (of Other Amount), Current [Percent]	7.52%
C000244916 [Member] | No-Lapse Guarantee [Member]
Prospectus:
Name of Benefit [Text Block]	No-Lapse Guarantee(1)
Purpose of Benefit [Text Block]	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Name of Benefit [Text Block]	No-Lapse Guarantee(1)
Operation of Benefit [Text Block]
No-Lapse Guarantee
Your Contract includes a No-Lapse Guarantee.  This limited guarantee against lapse provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  The No-Lapse Guarantee is based on premium payments and is not a benefit you need to elect. Withdrawals may void the No-Lapse Guarantee.  Outstanding Contract loans will void the No-Lapse Guarantee.
How We Calculate And Determine If You Have a No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments on the Contract Date and on each Monthly Date thereafter. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals accumulated at an effective annual rate of 4%. For reinstated Contracts that had previously lapsed with Contract Debt, we also subtract the full amount of Contract Debt in effect at the time of lapse, accumulated at an effective annual rate of 4% starting at the date of default, when calculating the Accumulated Net Payments.
We also calculate No-Lapse Guarantee Values, which are the minimum values required for the No-Lapse Guarantee to be in effect. These are values used solely to determine if a No-Lapse Guarantee is in effect and vary by the insured's issue age, sex, underwriting class, and any additional or substandard mortality risk, as well as the Basic Insurance Amount, Death Benefit type, and optional benefits selected. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force, regardless of the amount in the Contract Fund.
No-Lapse Guarantee Premiums And No-Lapse Guarantee Periods Available Under Your Contract
There are two No-Lapse Guarantee Premiums that correspond to the No-Lapse Guarantee periods; the Short Term No-Lapse Guarantee Premium and the Limited No-Lapse Guarantee Premium, which are the premiums used to calculate the No-Lapse Guarantee Values. This is a flexible premium payment Contract and you may make payments at any time. The description below assumes you pay the No-Lapse Guarantee Premium at the beginning of each Contract Year. If you make any premium payments after the beginning of each Contract Year you may need to pay more premiums because the Accumulated Net Payments will be less due to reduced interest accumulation than if you paid at the beginning of the Contract Year. See PREMIUMS.
1) All Contracts have a Short Term No-Lapse Guarantee period. A Contract with a Type C Death Benefit will only have a Short Term No-Lapse Guarantee available. Payment of the Short Term No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees that your Contract will not lapse during the Short Term No-Lapse Guarantee period, assuming there are no loans or withdrawals. However, continued payment of the Short Term No-Lapse Guarantee Premium after this period will not assure that your Contract's Accumulated Net Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing.
2) The Limited No-Lapse Guarantee Period is available for all Contracts other than those with a Type C Death Benefit. If you want a longer No-Lapse Guarantee, paying the Limited No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse during the Limited No-Lapse Guarantee period, assuming no loans or withdrawals.
The Short Term No-Lapse Guarantee period is 8 years after issue (6 years for issue ages 60 and older). The Limited No-Lapse Guarantee period lasts until the later to occur of the Contract Anniversary that the insured reaches Attained Age 75 and 10 years after issue.
The following tables provide sample Short Term No-Lapse and Limited No-Lapse Guarantee Premiums (to the nearest dollar). The examples assume: (1) the insured is a male, nonsmoker underwriting class; (2) a $500,000 Basic Insurance Amount; and (3) no extra benefit riders have been added to the Contract.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No-Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium
35	Type A	$2,605	$3,590
35	Type B	$2,700	$3,675
35	Type C	$2,700	N/A
55	Type A	$7,065	$9,900
55	Type B	$9,115	$10,025
55	Type C	$9,115	N/A
75	Type A	$29,905	$51,875
75	Type B	$36,695	$54,140
75	Type C	$36,695	N/A
Maintaining the No-Lapse Guarantee
Paying the Short Term No-Lapse or Limited No-Lapse Guarantee Premiums at the start of each Contract Year is one way of reaching the No-Lapse Guarantee Values; it is certainly not the only way. The No-Lapse Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the No-Lapse Guarantee Values.
When determining what premium amounts to pay and the frequency of your payments, you should consider carefully the value of maintaining a No-Lapse Guarantee. For example, if you desire the Limited No-Lapse Guarantee until the later to occur of the insured's Attained Age 75 and 10 years after issue, you may prefer to pay at least the Limited No-Lapse Guarantee Premium in all years, rather than paying the lower Short Term No-Lapse Guarantee Premium in the first eight years after issue (six years for issue ages 60 and above). If you pay only the Short Term No-Lapse Guarantee Premium in the first eight years (six years for issue ages 60 and above), you will need to pay more than the Limited No-Lapse Guarantee Premium at the beginning of the 9th year (7th year for issue ages 60 and above) in order to continue the No-Lapse Guarantee.
For example assume: (1) an insured male, age 35, nonsmoker underwriting class (2) a $500,000 Basic Insurance Amount; (3) a Type B Death Benefit; (4) no extra benefit riders; and (5) no loans or withdrawals. The Short Term No-Lapse Guarantee Premium would be $2,700, which if paid at the beginning of each year from Contract issue, would provide the Short Term No-Lapse Guarantee for 8 years. The accumulated premiums at 4% less withdrawals accumulated at 4% would be $25,874. The Limited No-Lapse Guarantee premium would be $3,675, which if paid at the beginning of each year from Contract issue, would provide the Limited No-Lapse Guarantee for 40 years. However, if the individual in this example paid $2,700 annually from Contract issue for 8 years and then decided he wanted the Limited No-Lapse Guarantee, he would have to pay enough premium so that the accumulated premiums at 4% less withdrawals accumulated at 4% would be $40,447 at the end of year 9.
In addition, it is possible that the payment required to continue the guarantee beyond the Short Term No-Lapse Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment Of Contract Benefits.

C000244916 [Member] | Enhanced Cash Value Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Purpose of Benefit [Text Block]	Provides an Additional Amount upon full surrender of the Contract for its surrender value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Rider cannot be removed after the Contract is issued.
•A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.

Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Operation of Benefit [Text Block]
Enhanced Cash Value Rider
The Enhanced Cash Value Rider, in the first six Contract Years, provides an Additional Amount upon full surrender of the Contract for its surrender value. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor. The Additional
Amount is not payable when the Contract is surrendered in connection with an exchange under Section 1035 of the United States Internal Revenue Code. This Additional Amount is never included as part of the Contract Fund value. The rider cannot be removed after the Contract is issued. See Surrender Of a Contract and Surrender Charge.
To be eligible for the Additional Amount, the following conditions must be met:
(a)You must have purchased the Enhanced Cash Value Rider;
(b)The Contract must not be in default;
(c)You must ask for the surrender in a written and signed request in Good Order; and
(d)The surrender must not be the subject of an exchange pursuant to Section 1035 of the United States Internal Revenue Code.
For example, assume a Contract with:
1.a $250,000 Basic Insurance Amount and no Contract Debt;
2.a Contract Fund of $15,000;
3.a surrender occurring in the second Contract Year with a surrender charge of $5,000; and
4.an Additional Amount factor of 0.69.
In this hypothetical scenario, upon surrender of the Contract and meeting the eligibility requirements listed above, we will increase the Contract’s Cash Surrender Value by $3,450 ($5,000 x 0.69). In this example the Cash Surrender Value payable under this rider is $13,450 ($15,000 - $5,000 + $3,450 = $13,450).

C000244916 [Member] | Living Needs BenefitSM Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Living Needs BenefitSM Rider(2)
Purpose of Benefit [Text Block]	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill or is confined to a nursing home.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill or chronically ill.
•Not available with Contracts that include the BenefitAccess Rider.

Name of Benefit [Text Block]	Living Needs BenefitSM Rider(2)
Operation of Benefit [Text Block]
Living Needs BenefitSM Rider
The Living Needs BenefitSM Rider allows you to elect to receive an accelerated payment of all or part of the Contract's Death Benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted Death Benefit will always be less than the Death Benefit, but will not be less than the Contract’s Cash Surrender Value. One or both of the following options may be available. You should consult with a Pruco Life representative about whether additional options may be available. This rider is not available with Contracts that include the BenefitAccess Rider.
The Terminal Illness Option is available on the Living Needs BenefitSM Rider when a licensed physician certifies the insured as terminally ill with a life expectancy of six months or less. When that evidence is provided and confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form.
The Nursing Home Option is available on the Living Needs BenefitSM Rider after the insured has been confined to an eligible nursing home for six months or more. When a licensed physician certifies that the insured is expected to remain in an eligible nursing home until death, and that is confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than two), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form in a single sum.
All or part of the Contract's Death Benefit may be accelerated. If the benefit is only partially accelerated, a Death Benefit of at least $25,000 must remain under the Contract. The minimum amount that may be accelerated for a Living Needs BenefitSM claim is $50,000. However, we currently have an administrative practice to allow a reduced minimum of $25,000. We reserve the right to discontinue this administrative practice in a non-discriminatory manner and we will notify you prior to discontinuing this practice.

Examples:
The examples below demonstrate benefits accelerated as a lump sum(1) under the Living Needs BenefitSM (LNB) Rider and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: male, 45 Contract Date: 12/20/2023 Basic Insurance Amount: $200,000			Underwriting classification: preferred best Claim date: 12/20/2033 Death Benefit Option: Type A (fixed)
These hypothetical examples assume a (1) Death Benefit of $200,000, (2) a reduction at an annual rate of 8% applied for early payment based on the applicable life expectancy, and (3) a processing fee of $150 has been deducted.
Example results (rounded to the nearest dollar):

		LNB Terminal Illness Option(2)		LNB Nursing Home Option(3)
% of Death Benefit accelerated:		100%	50%	100%	50%
Accelerated Death Benefit payment:		$191,260	$95,555	$162,781	$81,315
	Contract values before acceleration:	Contract values after acceleration of Death Benefit:
Basic Insurance Amount:	$200,000	$0	$100,000	$0	$100,000
Contract Debt:	$1,040	$0	$520	$0	$520
Death Benefit:	$198,960	$0	$99,480	$0	$99,480
Contract Fund:	$12,200	$0	$6,100	$0	$6,100
Surrender charge:	$860	$0	$430	$0	$430
Cash value:	$11,340	$0	$5,670	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150	$0	$5,150
Annual premium:	$1,588	$0	$857	$0	$857
(1)Receiving the accelerated Death Benefit via monthly payments may be an option available to you and we can provide more information upon request.
(2)An assumed six month life expectancy always applies.
(3)Assumes an average life expectancy for a male, age 55, confined to a nursing home.
No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of Living Needs BenefitSM that is available to an eligible Contract Owner, and the effect on the Contract if less than the entire Death Benefit is accelerated.
You should consider whether adding this settlement option is appropriate in your given situation. Adding the Living Needs BenefitSM to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related Contracts, the Living Needs BenefitSM is excluded from income if the insured is terminally ill or chronically ill as defined in any applicable tax law (although the exclusion in the latter case may be limited). You should consult a tax adviser before electing to receive this benefit. Receipt of a Living Needs BenefitSM payment may also affect your eligibility for certain government benefits or entitlements.
C000244916 [Member] | Other Goods And Services Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Other Goods And Services Rider(1)
Purpose of Benefit [Text Block]	Allows us to offer certain non-insurance goods and services in addition to the insurance coverage provided by the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Requires you to affirmatively select participation in any additional benefits that are made available. •Additional benefits may not be made available.
Name of Benefit [Text Block]	Other Goods And Services Rider(1)
Operation of Benefit [Text Block]
Other Goods And Services Rider
The Other Goods And Services Rider allows us to offer or provide you with certain ancillary benefits in addition to the insurance coverage provided by the Contract. We may also arrange for third-party vendors to provide certain goods and services at no additional cost or at a discount. Should any ancillary goods and/or services become available to you, we will notify you and provide information, terms and conditions, and instructions on how to participate. Participation in these goods and services, whether offered by Pruco or third-party vendor(s), is optional and individuals who are eligible to participate in such goods and services will never be enrolled without their consent.
Examples of "other goods and services" that may be made available under this rider include, but are not limited to: terminal and chronic illness care planning services, health and wellness tools and services, financial counseling services, legacy planning and will preparation services, identity theft services, bereavement counseling services, family care services, and funeral concierge services.
We are not obligated to offer or provide any ancillary goods or services under this rider at any time. Goods or services offered under this rider, whether offered by us or a third-party vendor, may be changed or terminated and you will be notified of any such change or termination.
C000244916 [Member] | Overloan Protection Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Overloan Protection Rider(2)
Purpose of Benefit [Text Block]	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.
•Not available on Contracts that have the Accidental Death Benefit Rider.

Name of Benefit [Text Block]	Overloan Protection Rider(2)
Operation of Benefit [Text Block]
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the cash value of your Contract Fund. This rider is not available on Contracts that have the Accidental Death Benefit Rider and is only available when Guideline Premium is selected as the definition of life insurance test.
The following eligibility requirements must be met to exercise the rider:
(a)We must receive a written request in Good Order to exercise the rider benefits;
(b)Contract Debt must exceed the Basic Insurance Amount;
(c)The Contract must be in force for at least 15 years and the exercise date must be on or after the Contract Anniversary following the insured’s 75th birthday;
(d)Contract Debt must be a minimum of 95% of the cash value;
(e)The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and
(f)Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. After the rider is exercised we will waive any Contract charges or unpaid loan interest that would otherwise cause the Contract Debt to exceed the cash value. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. All riders to the Contract will be terminated and any rider benefits you are receiving will be discontinued, except the Living Needs BenefitSM Rider.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills and premium payments by electronic fund transfer will be cancelled.
If you have a Type B (variable) or Type C (return of premium) Death Benefit, we will change it to a Type A (fixed) Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the Overloan Protection Rider. The Basic Insurance Amount will be set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. See Types Of Death Benefit and Tax Treatment Of Contract Benefits.
The following hypothetical example illustrates the impacts to the Contract when exercising this rider. The example assumes a Contract with a Type B Death Benefit that includes this rider, meets the eligibility requirements listed above, and an insured with an Attained Age of 75.

Example of exercising the Overloan Protection Rider
Contract values (current)	Before	After
Death Benefit type:	Type B	Type A
Basic Insurance Amount:	$250,000	$515,000
Contract Fund:	$265,000	$255,725(1)
Surrender charge:	$0	$0
Cash value:	$265,000	$255,725(1)
Contract Debt:	$255,000	$255,000
Cash Surrender Value:	$10,000	$725(1)
Death Benefit:	$515,000	$515,000
Net Death Benefit:	$260,000	$260,000
Other riders:	Yes	No(2)
(1)A fee equaling 3.5% of the Contract Fund has been deducted for exercising the rider. In this example the charge was $9,275.
(2)The Living Needs BenefitSM Rider is the only rider that will continue to be available.
Please note that the IRS may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.

C000244916 [Member] | S&P 500 Indexed Account Rider [Member]
Prospectus:
Name of Benefit [Text Block]	S&P 500® Indexed Account Rider
Purpose of Benefit [Text Block]	Provides for the addition of an investment option – the S&P 500® Indexed Account.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers.
Name of Benefit [Text Block]	S&P 500® Indexed Account Rider
C000210911 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.31 to $43.88 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,388. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.16%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Charges for Early Withdrawals [Text Block]	If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.31 to $43.88 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,388. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge Example Maximum [Dollars]	$ 4,388
Transaction Charges [Text Block]	In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.
Ongoing Fees and Expenses [Table Text Block]
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	1.16%
Risks [Table Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.31 to $43.88 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,388. The surrender charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.16%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Investment Restrictions [Text Block]	You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.
Optional Benefit Restrictions [Text Block]
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

Investment Professional Compensation [Text Block]	Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.
Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Your Contract’s data pages will provide information about the specific fees you will pay each year based on the options you have elected. For more information please refer to the CHARGES AND EXPENSES section in this prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From 55% to 100%	From 55% to 100%
Initial surrender charge for a representative Contract Owner.(2)		100%	100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.42	$0.42
Living Needs BenefitSM Rider fee	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year.
(2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras.

The next table describes the Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES, continued
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.08 to $1.78, plus $12	From $0.08 to $1.78(8), plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0026 to $15.46	From $0.0025 to $11.13
Initial charge for a representative Contract Owner.(4)		$0.004	$0.0038
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0037 to $21.65	From $0.0035 to $15.58
Initial charge for a representative Contract Owner.(4)		$0.0056	$0.0053
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(11)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in APPENDIX A.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.16%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From 55% to 100%	From 55% to 100%
Initial surrender charge for a representative Contract Owner.(2)		100%	100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.42	$0.42
Living Needs BenefitSM Rider fee	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year.
(2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras.
Sales Load, Description [Text Block]	Sales Charge On Premiums (load)
Sales Load, When Deducted [Text Block]	Deducted from premium payments.
Sales Load (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes, Description [Text Block]	Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)
Premium Taxes, When Deducted [Text Block]	Deducted from premium payments.
Premium Taxes (of Premium Payments), Maximum [Percent]	7.50%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Deferred Sales Charge, Description [Text Block]	Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)
Deferred Sales Charge, When Deducted [Text Block]	Upon lapse, surrender, or decrease in Basic Insurance Amount.
Deferred Sales Load, Footnotes [Text Block]	The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year. (2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras
Transfer Fees, Description [Text Block]	Transfer fee
Transfer Fees, When Deducted [Text Block]	Each transfer exceeding 12 in any Contract Year.
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES, continued
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.08 to $1.78, plus $12	From $0.08 to $1.78(8), plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0026 to $15.46	From $0.0025 to $11.13
Initial charge for a representative Contract Owner.(4)		$0.004	$0.0038
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0037 to $21.65	From $0.0035 to $15.58
Initial charge for a representative Contract Owner.(4)		$0.0056	$0.0053
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(11)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
Insurance Cost, Description [Text Block]	Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Initial charge for a representative Contract Owner.(4)
Insurance Cost, Footnotes [Text Block]	The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	45.00%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	10.00%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown
Administrative Expenses, Description [Text Block]	Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
Optional Benefit Expense, Footnotes [Text Block]	The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.16%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed;
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider; and
(g)You must not have exercised the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in
Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Death Benefit attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).
Standard Death Benefit [Text Block]
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed;
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider; and
(g)You must not have exercised the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in
Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Death Benefit attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).
Item 11. Other Benefits Available (N-6) [Text Block]
OTHER BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
No-Lapse Guarantee(1)	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

BenefitAccess Rider(1)	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.	Optional
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.

Accidental Death Benefit Rider(1)	Provides an additional Death Benefit that is payable if the insured’s death is accidental.	Optional
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

Name Of Benefit, continued	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Children Level Term Rider(1)	Provides term life insurance coverage on the life of the insured’s covered children.	Optional
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Enhanced Cash Value Rider(1)	Provides an Additional Amount upon full surrender of the Contract for its surrender value.	Optional
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Rider cannot be removed after the Contract is issued.
•A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.

Enhanced Disability Benefit Rider(1)	Pays a monthly benefit amount into the Contract if the insured is totally disabled.	Optional
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Living Needs BenefitSM Rider(2)	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill or is confined to a nursing home.	Optional
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill or chronically ill.
•Not available with Contracts that include the BenefitAccess Rider.

Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.
•Not available on Contracts that have the Accidental Death Benefit Rider.

S&P 500® Indexed Account Rider	Provides for the addition of an investment option – the S&P 500® Indexed Account.	Optional	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers.
(1)Rider benefits will no longer be available if the Contract lapses or if you choose to keep the Contract in force under the Overloan Protection Rider.
(2)Rider benefits will no longer be available if the Contract lapses.
(3)Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Large-Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) - Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	15.84%	4.83%	3.41%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.90%^	15.77%	7.86%	6.14%
Specialty	AST Cohen & Steers Realty Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Fixed Income	AST Global Bond Portfolio - PGIM Investments LLC / AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP	1.01%	6.29%	0.56%	N.A.
Global/International	AST International Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Balanced	AST J.P. Morgan Tactical Preservation Portfolio -PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Global/International	AST MFS Global Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Mid-Cap Growth	AST Mid-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Delaware Investments Fund Advisers; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.92%^	11.78%	4.63%	4.14%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Balanced	AST Prudential Growth Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Small-Cap Growth	AST Small-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Small-Cap Value	AST Small-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	1.05%^	17.99%	10.42%	7.17%
Large-Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Global/International	CVT EAFE International Index Portfolio (Class F) (formerly Calvert VP EAFE International Index Portfolio) - Calvert Research and Management	0.68%^	17.53%	7.61%	3.58%
Large-Cap Blend	CVT Nasdaq 100 Index Portfolio (Class F) (formerly Calvert VP Nasdaq 100 Index Portfolio) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.73%^	54.02%	21.79%	17.05%
Mid-Cap Blend	CVT S&P MidCap 400® Index Portfolio (Class F) (formerly Calvert VP S&P MidCap 400® Index Portfolio) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.53%^	15.89%	12.06%	8.66%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	14.80%	12.17%	7.85%
Global/International	Janus Henderson Overseas Portfolio (Service Shares) - Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
Specialty	MFS® Utilities Series (Initial Class) - Massachusetts Financial Services Company	0.79%^	(2.11)%	8.31%	6.39%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) - Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.83%	19.59%	11.64%	8.28%
Mid-Cap Growth	PSF Mid-Cap Growth Portfolio (Class I) - PGIM Investments LLC / J.P. Morgan Investment Management Inc.	0.66%	23.55%	15.20%	9.83%
Specialty	PSF Natural Resources Portfolio (Class I) (includes all assets previously allocated to the AST T. Rowe Price Natural Resources Portfolio) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.51%	1.98%	14.19%	1.36%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.57%	15.45%	8.07%	6.59%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.61%	11.82%	5.94%	5.17%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF PGIM Jennison Focused Blend Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.46%	32.52%	14.71%	10.52%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.62%	53.51%	18.27%	14.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	15.20%	12.10%	7.71%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.27%	1.75%	2.77%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) (includes all assets from PSF Small-Cap Value Portfolio) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	17.37%	10.55%	7.42%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	11.39%	6.39%	4.51%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	9.19%	4.84%	3.37%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	16.09%	9.48%	6.54%
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.77%	9.02%	4.83%	3.24%
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	11.14%	5.86%	3.33%
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	10.33%	5.51%	3.52%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	13.47%	7.96%	5.58%
^The Fund’s annual current expense reflects temporary fee reductions.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.Prudential.com/eProspectus. You can also request this information at no cost by calling 800-778-2255. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expense and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	38.49%	18.68%	14.36%
Large-Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) - Capital Research and Management CompanySM	0.53%	26.14%	13.36%	10.91%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	15.84%	4.83%	3.41%
Asset Allocation	AST Balanced Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.90%^	15.77%	7.86%	6.14%
Specialty	AST Cohen & Steers Realty Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Cohen & Steers Capital Management, Inc.	1.12%	12.08%	8.79%	8.29%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.72%	6.35%	1.11%	2.28%
Fixed Income	AST Global Bond Portfolio - PGIM Investments LLC / AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP	1.01%	6.29%	0.56%	N.A.
Global/International	AST International Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC	1.06%	17.75%	10.39%	6.08%
Balanced	AST J.P. Morgan Tactical Preservation Portfolio -PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	1.03%	10.35%	5.08%	4.07%
Large-Cap Growth	AST Large-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.93%	43.63%	15.03%	13.40%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP	0.84%	9.75%	13.37%	9.19%
Global/International	AST MFS Global Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	1.12%	14.02%	10.15%	7.11%
Mid-Cap Growth	AST Mid-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Delaware Investments Fund Advisers; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC	1.12%	21.94%	10.31%	7.82%
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.92%^	11.78%	4.63%	4.14%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Balanced	AST Prudential Growth Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.89%	18.06%	7.27%	6.17%
Small-Cap Growth	AST Small-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.	1.00%	17.10%	11.35%	8.58%
Small-Cap Value	AST Small-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.	1.01%	13.75%	9.79%	6.34%
Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	1.05%^	17.99%	10.42%	7.17%
Large-Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
Global/International	CVT EAFE International Index Portfolio (Class F) (formerly Calvert VP EAFE International Index Portfolio) - Calvert Research and Management	0.68%^	17.53%	7.61%	3.58%
Large-Cap Blend	CVT Nasdaq 100 Index Portfolio (Class F) (formerly Calvert VP Nasdaq 100 Index Portfolio) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.73%^	54.02%	21.79%	17.05%
Mid-Cap Blend	CVT S&P MidCap 400® Index Portfolio (Class F) (formerly Calvert VP S&P MidCap 400® Index Portfolio) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.53%^	15.89%	12.06%	8.66%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	14.80%	12.17%	7.85%
Global/International	Janus Henderson Overseas Portfolio (Service Shares) - Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
Specialty	MFS® Utilities Series (Initial Class) - Massachusetts Financial Services Company	0.79%^	(2.11)%	8.31%	6.39%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) - Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.83%	19.59%	11.64%	8.28%
Mid-Cap Growth	PSF Mid-Cap Growth Portfolio (Class I) - PGIM Investments LLC / J.P. Morgan Investment Management Inc.	0.66%	23.55%	15.20%	9.83%
Specialty	PSF Natural Resources Portfolio (Class I) (includes all assets previously allocated to the AST T. Rowe Price Natural Resources Portfolio) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.51%	1.98%	14.19%	1.36%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.57%	15.45%	8.07%	6.59%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	4.87%	1.69%	1.06%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.61%	11.82%	5.94%	5.17%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF PGIM Jennison Focused Blend Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.46%	32.52%	14.71%	10.52%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.62%	53.51%	18.27%	14.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	15.20%	12.10%	7.71%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2023
			1 year	5 year	10 year
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	7.27%	1.75%	2.77%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) (includes all assets from PSF Small-Cap Value Portfolio) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	15.74%	10.69%	8.36%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	25.92%	15.34%	11.73%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	17.37%	10.55%	7.42%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	11.39%	6.39%	4.51%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.56%	9.19%	4.84%	3.37%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	16.09%	9.48%	6.54%
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.77%	9.02%	4.83%	3.24%
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	11.14%	5.86%	3.33%
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	10.33%	5.51%	3.52%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	13.47%	7.96%	5.58%

Temporary Fee Reductions, Current Expenses [Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
C000210911 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
C000210911 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

C000210911 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.
C000210911 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

C000210911 [Member] | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

C000210911 [Member] | Contract Values Are Not Guaranteed [Member]
Prospectus:
Principal Risk [Text Block]
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.

C000210911 [Member] | The Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.

C000210911 [Member] | Increase In Charges [Member]
Prospectus:
Principal Risk [Text Block]
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.

C000210911 [Member] | Not a Short-Term Savings Vehicle [Member]
Prospectus:
Principal Risk [Text Block]
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.

C000210911 [Member] | Contract Lapse [Member]
Prospectus:
Principal Risk [Text Block]	Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
C000210911 [Member] | Taking Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.

C000210911 [Member] | Taking a Contract Loan [Member]
Prospectus:
Principal Risk [Text Block]
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.

C000210911 [Member] | Surrender Of the Contract [Member]
Prospectus:
Principal Risk [Text Block]
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.

C000210911 [Member] | Potential Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Potential Federal Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Current tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to income tax in certain instances, such as if transferred in accordance with a reportable policy sale. Your Death Benefit may also be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.

C000210911 [Member] | Replacement Of a Contract [Member]
Prospectus:
Principal Risk [Text Block]
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.

C000210911 [Member] | Our Ability To Pay Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

C000210911 [Member] | C000023917 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
C000210911 [Member] | C000023920 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
C000210911 [Member] | C000018401 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000210911 [Member] | C000005201 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Cohen & Steers Realty Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000210911 [Member] | C000053820 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000210911 [Member] | C000158037 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	0.56%
C000210911 [Member] | C000005195 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.75%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000210911 [Member] | C000005219 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST J.P. Morgan Tactical Preservation Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]	4.07%
C000210911 [Member] | C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	43.63%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	13.40%
C000210911 [Member] | C000005187 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	9.75%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	9.19%
C000210911 [Member] | C000005205 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST MFS Global Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.11%
C000210911 [Member] | C000005209 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000210911 [Member] | C000018402 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	4.63%
Average Annual Total Returns, 10 Years [Percent]	4.14%
C000210911 [Member] | C000018404 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Prudential Growth Allocation Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	6.17%
C000210911 [Member] | C000005188 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000210911 [Member] | C000005199 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	6.34%
C000210911 [Member] | C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000210911 [Member] | C000005720 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	23.55%
Average Annual Total Returns, 5 Years [Percent]	15.20%
Average Annual Total Returns, 10 Years [Percent]	9.83%
C000210911 [Member] | C000005694 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio (Class I) (includes all assets previously allocated to the AST T. Rowe Price Natural Resources Portfolio)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	1.98%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000210911 [Member] | C000005724 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	6.59%
C000210911 [Member] | C000005693 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	1.69%
Average Annual Total Returns, 10 Years [Percent]	1.06%
C000210911 [Member] | C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%
C000210911 [Member] | C000005715 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF PGIM Jennison Focused Blend Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	32.52%
Average Annual Total Returns, 5 Years [Percent]	14.71%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000210911 [Member] | C000005698 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	53.51%
Average Annual Total Returns, 5 Years [Percent]	18.27%
Average Annual Total Returns, 10 Years [Percent]	14.33%
C000210911 [Member] | C000005728 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000210911 [Member] | C000005704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.77%
C000210911 [Member] | C000005725 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I) (includes all assets from PSF Small-Cap Value Portfolio)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000210911 [Member] | C000005727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	15.34%
Average Annual Total Returns, 10 Years [Percent]	11.73%
C000210911 [Member] | C000097930 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	7.42%
C000210911 [Member] | C000097925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.51%
C000210911 [Member] | C000097923 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	3.37%
C000210911 [Member] | C000097928 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	6.54%
C000210911 [Member] | C000097927 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.47%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	5.58%
C000210911 [Member] | C000023927 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
C000210911 [Member] | C000007612 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon MidCap Stock Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	10.42%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000210911 [Member] | C000005027 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	14.85%
Average Annual Total Returns, 10 Years [Percent]	10.18%
C000210911 [Member] | C000055530 [Member]
Prospectus:
Portfolio Company Name [Text Block]	CVT EAFE International Index Portfolio (Class F) (formerly Calvert VP EAFE International Index Portfolio)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	17.53%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	3.58%
C000210911 [Member] | C000164864 [Member]
Prospectus:
Portfolio Company Name [Text Block]	CVT Nasdaq 100 Index Portfolio (Class F) (formerly Calvert VP Nasdaq 100 Index Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	54.02%
Average Annual Total Returns, 5 Years [Percent]	21.79%
Average Annual Total Returns, 10 Years [Percent]	17.05%
C000210911 [Member] | C000053062 [Member]
Prospectus:
Portfolio Company Name [Text Block]	CVT S&P MidCap 400® Index Portfolio (Class F) (formerly Calvert VP S&P MidCap 400® Index Portfolio)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000210911 [Member] | C000021045 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
C000210911 [Member] | C000028745 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
C000210911 [Member] | C000007312 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series (Initial Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(2.11%)
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.39%
C000210911 [Member] | C000035621 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	26.57%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000210911 [Member] | C000097932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.24%
C000210911 [Member] | C000097937 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.33%
C000210911 [Member] | C000097935 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	3.52%
C000210911 [Member] | Initial surrender charge for a representative Contract Owner [Member]
Prospectus:
Deferred Sales Charge, Description [Text Block]	Initial surrender charge for a representative Contract Owner.(2)
Deferred Sales Load (of Other Amount), Current [Percent]	100.00%
C000210911 [Member] | Initial charge for a representative Contract Owner [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	100.00%
Insurance Cost, Maximum [Dollars]	$ 0.077
Insurance Cost, Current [Dollars]	$ 0.043
Administrative Expenses, Representative Investor [Text Block]	Initial charge for a representative Contract Owner.(4)
Administrative Expense, Maximum [Dollars]	$ 0.09
Administrative Expense, Current [Dollars]	$ 0.09
C000210911 [Member] | Withdrawal fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Withdrawal fee
Other Transaction Fee, When Deducted [Text Block]	Upon withdrawal.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
C000210911 [Member] | Basic Insurance Amount decrease fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Basic Insurance Amount decrease fee
Other Transaction Fee, When Deducted [Text Block]	Upon decrease in Basic Insurance Amount.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
C000210911 [Member] | Contract illustration fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Contract illustration fee
Other Transaction Fee, When Deducted [Text Block]	Each illustration request exceeding one in any Contract Year.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
C000210911 [Member] | BenefitAccess Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	BenefitAccess Rider fee
Other Transaction Fee, When Deducted [Text Block]	One-time charge when the Terminal Illness Option of the rider is exercised.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
C000210911 [Member] | Enhanced Cash Value Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge applied on first month of processing.
Other Transaction Fee, Maximum [Dollars]	$ 0.42
Other Transaction Fee, Current [Dollars]	$ 0.42
C000210911 [Member] | Living Needs BenefitSM Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Living Needs BenefitSM Rider fee
Other Transaction Fee, When Deducted [Text Block]	When benefit is paid.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
C000210911 [Member] | Overloan Protection Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider fee (Percentage of the Contract Fund amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge upon exercising the rider benefit.
Other Transaction Fee, Current [Percent]	3.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
C000210911 [Member] | Minimum charge per $1000 of the Net Amount at Risk [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.0067
Insurance Cost, Current [Dollars]	0.0064
C000210911 [Member] | Maximum charge per $1000 of the Net Amount at Risk [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	83.34
Insurance Cost, Current [Dollars]	82.50
C000210911 [Member] | Administrative Charge, Minimum charge [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	0.08
Administrative Expense, Current [Dollars]	0.08
C000210911 [Member] | Administrative Charge, Maximum charge [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	1.78
Administrative Expense, Current [Dollars]	1.78
C000210911 [Member] | Administrative Charge, Flat fee [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	12
Administrative Expense, Current [Dollars]	$ 12
C000210911 [Member] | Additional Mortality Charge For Certain Risks [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)
Insurance Cost, When Deducted [Text Block]	Monthly
C000210911 [Member] | Additional Mortality Charge For Certain Risks, Minimum [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.1
Insurance Cost, Current [Dollars]	0.1
C000210911 [Member] | Additional Mortality Charge For Certain Risks, Maximum [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	2.08
Insurance Cost, Current [Dollars]	$ 2.08
C000210911 [Member] | Net Interest on Loans [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Net Interest On Loans
Other Annual Expense, When Deducted [Text Block]	Annually
C000210911 [Member] | Net Interest on Loans, Standard Loans [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	100.00%
Other Annual Expense (of Other Amount), Current [Percent]	100.00%
C000210911 [Member] | Net Interest on Loans, Preferred Loans [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	5.00%
Other Annual Expense (of Other Amount), Current [Percent]	5.00%
C000210911 [Member] | Accidental Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Accidental Death Benefit Rider(1)
Purpose of Benefit [Text Block]	Provides an additional Death Benefit that is payable if the insured’s death is accidental.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

Name of Benefit [Text Block]	Accidental Death Benefit Rider(1)
Operation of Benefit [Text Block]
Accidental Death Benefit Rider
The Accidental Death Benefit Rider provides an additional Death Benefit that is payable if the insured's death is accidental, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. A death resulting from injury must occur no more than 90 days after the injury. This benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office. This rider is not available on Contracts that have the Overloan Protection Rider.

C000210911 [Member] | Accidental Death Benefit Rider, Minimum charge per $1000 of the coverage amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.05
Optional Benefit Expense, Current [Dollars]	0.05
C000210911 [Member] | Accidental Death Benefit Rider, Maximum charge per $1000 of the coverage amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
C000210911 [Member] | Accidental Death Benefit Rider, Charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.067
Optional Benefit Expense, Current [Dollars]	$ 0.067
C000210911 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
C000210911 [Member] | BenefitAccess Rider [Member]
Prospectus:
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	BenefitAccess Rider(1)
Purpose of Benefit [Text Block]	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.

Name of Benefit [Text Block]	BenefitAccess Rider(1)
Operation of Benefit [Text Block]
BenefitAccess Rider
The BenefitAccess Rider provides for the acceleration of the Death Benefit in the event the insured is Chronically Ill, subject to certain eligibility requirements, and approval of the claim (“Chronic Illness Option”). This rider will also provide acceleration of all or part of the Death Benefit if the insured becomes Terminally Ill, subject to certain eligibility requirements and approval of the claim (“Terminal Illness Option”). This rider is only available at Contract issuance and there is a charge for this rider. You may terminate this rider at any time. This rider is not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact Of Rider Benefits On Contract And Riders. Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit. There may be adverse tax consequences in the event you accelerate the Death Benefit. See Tax Treatment Of Contract Benefits - BenefitAccess Rider paragraph.
This rider should be purchased for the purpose of providing Chronic Illness and Terminal Illness coverage. For Terminal Illness coverage only, consider the Living Needs BenefitSM Rider below.
Conditions For Eligibility Of Benefit Payments:
Terminal Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:
(a)The Contract must be in force and the insured must be living;
(b)We must receive due proof of the insured's Terminal Illness and Written Certification from a Licensed Physician that the insured is Terminally Ill;
(c)We must receive authorization from the insured to obtain copies of any relevant medical records we may require; and
(d)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.
Chronic Illness Option
You are eligible to receive accelerated benefits under this option subject to the following conditions:
(a)The Contract must be in force and the insured must be living;
(b)You must not have received a Benefit Payment under the Terminal Illness Option;
(c)We must receive due proof of the insured's Chronic Illness and Written Certification from a Licensed Health Care Practitioner that the insured is Chronically Ill;
(d)We must receive authorization from the insured to obtain copies of any relevant medical records that we require;
(e)You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract; and
(f)The Elimination Period must be satisfied unless waived by us. The Elimination Period will be waived if the following conditions have been met:
1.The Licensed Health Care Practitioner certifies that the insured is Chronically Ill and not expected to recover from the Chronic Illness during his/her lifetime; and
2.All other conditions of eligibility have been met and we approve the claim.
We have the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured(s), and/or to have the insured(s) examined by a Licensed Health Care Practitioner(s) of our choice, while a claim is pending or during a Benefit Period, to confirm due proof of Chronic Illness. We may also contact the insured's Licensed Health Care Practitioner for confirmation of continued Chronic Illness. If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.
Recertification and due written proof that the insured is Chronically Ill is required every year for Benefit Payments to continue. Approximately 90 days prior to the end of each Benefit Year, we will send you a request for written Recertification and proof of the insured's Chronic Illness. For continuous monthly Benefit Payments, you must send us the information we ask for prior to the start of the next Benefit Year to satisfy us that the conditions for eligibility continue to be met.
If we receive Recertification within 90 days after the end of a preceding Benefit Year, the new Benefit Year will begin on the Monthly Date on or following the date on which we receive the Recertification. If we do not receive Recertification within 90 days after the end of a Benefit Year, any request for benefits will be treated as a new claim, and the new Benefit Year will begin on the Monthly Date on or following the date on which all conditions of eligibility are met, including satisfaction of the Elimination Period unless waived, and we approve the claim.
Benefit Payments:
Terminal Illness Option
You have the option to accelerate all or a partial amount of the Death Benefit. If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and we reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option. Also, if you accelerate a partial amount you may only make one additional acceleration, which must be for the full remaining Death Benefit. Accelerated Death Benefit payments under the Terminal Illness Option are made as a single lump sum Benefit Payment only.
If you choose to accelerate all or part of the Death Benefit, we will make a Benefit Payment of the present value of the amount of the Death Benefit accelerated based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s life expectancy of six months; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills as of the date of payment, and (b) the maximum statutory adjustable contract loan interest rate as of the date of payment. We will make this determination based on information current as of the time we approve your request for accelerated payments. Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.
If you accelerate all or a portion of the Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end. If you have been receiving Benefit Payments under the Chronic Illness Option, the Death Benefit amount that we use to determine your payment under this option will be the reduced (current) amount.
If there is an outstanding loan on the Contract at the time the Benefit Payment is made, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit. If the Contract is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default.
See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.
Chronic Illness Option
The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit at the time you make the initial claim. Any transactions you make that decrease the Death Benefit of the Contract prior to your initial claim will similarly affect the Lifetime Benefit Amount.
You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved. If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit.
If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year. Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year. An amount that is less than the maximum may extend your payment period.
When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation (maximum daily amount allowed) declared by the Internal
Revenue Service ("IRS") and the Lifetime Benefit Amount. The Maximum Monthly Benefit Payment is equal to the lowest of:
(a)The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;
(b)The per diem limitation in effect at the start date of the current Benefit Year times 30; and
(c)The Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.
Generally, the Monthly Benefit Percent used to determine the Maximum Monthly Benefit Payment is 2%. At the time of application, you may be able to choose a Monthly Benefit Percent of 4% for the calculation of the Benefit Payment. The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less.
If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year. The annual Benefit Payment will therefore be less than the amount of the Maximum Monthly Benefit Payment times 12. The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the yield on 90-day federal treasury bills as of the date of payment, and (2) the maximum statutory adjustable contract loan interest rate as of the date of payment.
When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen. An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.
If the Contract is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default. If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount that will bring the Contract out of default.
If at any time while Benefit Payments are being paid the Contract Debt exceeds the cash value of the Contract, the amount of the excess will be deducted from the net Benefit Payments. If no Benefit Payment is payable during that month, or the excess Contract Debt exceeds the Benefit Payment, the Contract will be in default and a loan repayment will be required by you to keep the Contract in force.
See below for an example of accelerated Benefit Payments under the Chronic Illness Option.
When Benefit Payments End:
Chronic Illness Option (only)
Benefit Payments will continue to be made until the earliest of the following:
(1)The date we receive written notification that you wish to discontinue Benefit Payments;
(2)The end of the Benefit Year after the eligibility requirements are no longer met;
(3)The end of the Benefit Year unless Recertification is received for the following year;
(4)The date the Lifetime Benefit Amount is exhausted;
(5)The date a claim is approved under the Terminal Illness Option; and
(6)Any of the events listed below under Rider Or Benefits Termination occur.
If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.
Impact Of Rider Benefits On Contract And Riders:
Accelerating the Death Benefit will impact the benefits, values, and charges under the Contract and rider as shown below.
Terminal Illness Option
A one-time acceleration of a partial amount of the Death Benefit results in the following:
(1)A proportionate reduction in the Basic Insurance Amount, Contract Fund, surrender charge, and Contract Debt.
(2)Premiums and charges to keep the Contract in force will be recalculated based on the reduced Death Benefit amount. If you have an outstanding Contract loan, interest will continue to accrue.
(3)Riders to the Contract will stay in effect.
(4)The monthly charge for this rider will be permanently waived.
Acceleration of the full Death Benefit results in the ending of the Contract and all benefits and riders under the Contract based on the life of the insured will end. If the Contract includes the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), it will become paid-up.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 06/05/2019 Basic Insurance Amount: $200,000	Underwriting classification: preferred best Claim date: 06/05/2029 Death Benefit Option: Type A (fixed)
In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of six months, and (3) a discount factor at an annual rate of 8%.
The present value of the of the accelerated Death Benefit payable is calculated as DB / (1+R)[t] where:
DB = Death Benefit
R = the annual rate
t = amount of time (in years; t always equals 1/2 in this application)
Contract Debt and the $150 transaction fee are then subtracted from this result.
Example results (rounded to the nearest dollar):
100% acceleration: $200,000/1.03923 = $192,450 (less $1,040 and $150) = $191,260
50% acceleration: $100,000/1.03923 = $96,225 (less $520 and $150) = $95,555

	Contract values as of 06/05/2029 (before acceleration of Death Benefit):	Contract values as of 06/05/2029 (after acceleration of Death Benefit):
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
Chronic Illness Option
Each Benefit Payment made results in the following (while there is a Death Benefit remaining):
(1)The Contract will remain in force in accordance with Contract terms.
(2)Riders to the Contract will stay in effect.
(3)As reflected in the reduction factor formula below, the Basic Insurance Amount, Death Benefit, Contract Fund, surrender charge, and any outstanding Contract Debt will be reduced in the same proportion as the Death Benefit is reduced by each Benefit Payment.
(4)The monthly charge for this rider will be permanently waived following approval of the initial claim.
(5)While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund will be waived.
Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect, even if subsequent Benefit Payments are no longer made.
(6)If you have an outstanding Contract loan, interest will continue to accrue.
(7)While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount.
(8)You may make premium payments while you are receiving Benefit Payments.

Reduction factor = 1 - (A / B)
Where:    A = is the gross Chronic Illness Option Benefit Payment, and
    B = is the Death Benefit immediately prior to the Benefit Payment.

Example:
Shown below is a hypothetical example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 06/05/2018 Basic Insurance Amount: $500,000	Underwriting classification: preferred best Claim date: 10/05/2029 Death Benefit Option: Type A (fixed)
 Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.
Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the IRS per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:
(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000;
(b) Per diem limitation in effect at the start date of the current Benefit Year ($360 for 2018, increasing to $447.61 by 2029 assuming a 2% annual inflation rate) times 30: $447.61 x 30 = $13,428.30); and
(c) Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $360, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 12 of $554.20: $554.20 x 30 = $16,626.00.
The Monthly Benefit Percent, Initial Daily Benefit Limit, and the Daily Benefit Limit Compound Rate that apply to your Contract can be found in the Contract's data pages.
The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800
The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount. ($10,000 - $20.80 = $9,979.20)

	Contract values as of 10/05/2029 (before acceleration of Death Benefit):	Contract values as of 10/05/2029 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734
If the Contract to which the rider is attached has a Type A (fixed) Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit (if not already so). If the Contract to which this rider is attached has a Type B (variable) or Type C (return of premium) Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit. Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option while receiving Benefit Payments. Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments. Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.
Any decrease to the Contract's Basic Insurance Amount occurring after Benefit Payments have been made will reduce the Lifetime Benefit Amount and the remaining benefits available.
After an acceleration of the Lifetime Benefit Amount, any Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider) will become paid up and all benefits and other riders under the Contract based on the life of the insured will end.
Rider Or Benefits Termination:
This rider terminates on the date of the earliest to occur:
(1)you request in writing that we remove it;
(2)full acceleration of the Death Benefit is made due to Terminal Illness;
(3)the death of the insured;
(4)the Contract is in default and the grace period ends (Contract lapsed); and
(5)the Contract ends as described in Canceling the Contract or Surrender Of a Contract, or for any other reason.
When this rider is terminated, if Benefit Payments are discontinued, or the claim is not approved, your Contract may still be in force. The Death Benefit and Contract Fund values will have been reduced as a result of any Benefit Payments made prior to the date we stop payments or this rider terminates, and Contract value will remain in the Fixed Rate Option. You may transfer funds from the Fixed Rate Option to your choice of Variable Investment Options. Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option restrictions described in the section titled Transfers And Restrictions On Transfers. You may also allocate new premium payments and loan repayments to the Variable Investment Options of your choice. You must notify us if you wish to resume allocations to the Variable Investment Options or change your premium allocation.
Further, if you request that we remove this rider, choose to discontinue Benefit Payments, or if the insured no longer has a Chronic Illness or fails to recertify before you have received 25 monthly Benefit Payments or the annual equivalent, deductions and monthly charges from the Contract Fund will resume and you may need to make additional payments into the Contract to protect it from lapse.

C000210911 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0026
Optional Benefit Expense, Current [Dollars]	0.0025
C000210911 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	15.46
Optional Benefit Expense, Current [Dollars]	$ 11.13
C000210911 [Member] | BenefitAccess Rider, 2% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.004
Optional Benefit Expense, Current [Dollars]	$ 0.0038
C000210911 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
C000210911 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0037
Optional Benefit Expense, Current [Dollars]	0.0035
C000210911 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 of Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	21.65
Optional Benefit Expense, Current [Dollars]	$ 15.58
C000210911 [Member] | BenefitAccess Rider, 4% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.0056
Optional Benefit Expense, Current [Dollars]	$ 0.0053
C000210911 [Member] | Children Level Term Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children Level Term Rider (Charge per $1,000 of the coverage amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.42
Optional Benefit Expense, Current [Dollars]	$ 0.42
Name of Benefit [Text Block]	Children Level Term Rider(1)
Purpose of Benefit [Text Block]	Provides term life insurance coverage on the life of the insured’s covered children.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Name of Benefit [Text Block]	Children Level Term Rider(1)
Operation of Benefit [Text Block]
Children Level Term Rider
The Children Level Term Rider provides term life insurance coverage on the life of the insured's dependent children, as defined in the benefit provision. The rider provides a fixed dollar benefit in an amount set forth in your Contract’s data pages. The rider coverage on each dependent insured will end on the earliest of: (1) the end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday, (2) the end of the day before the first Contract Anniversary on or after the child’s 25th birthday, (3) the end of the day before the date a rider is converted to a new Contract, and (4) the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

C000210911 [Member] | Enhanced Disability Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Enhanced Disability Benefit Rider(1)
Purpose of Benefit [Text Block]	Pays a monthly benefit amount into the Contract if the insured is totally disabled.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Name of Benefit [Text Block]	Enhanced Disability Benefit Rider(1)
Operation of Benefit [Text Block]
Enhanced Disability Benefit Rider
The Enhanced Disability Benefit Rider pays a monthly benefit amount into the Contract Fund if the insured is totally disabled, as defined in the benefit provision. On each Monthly Date the monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of the monthly deductions. This rider is not available on Contracts with a Type C Death Benefit, that include the BenefitAccess Rider, or with an insured age 60 and older at issue.
The rider coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday. For total disability occurring on or after the first Contract Anniversary following the insured’s 60th birthday, payments will only be made until the month before the first Contract Anniversary following the insured’s 65th birthday and while the insured remains totally disabled.
For example, assume a Contract where:
1.the insured is a male, age 45 at Contract issuance, preferred best underwriting classification with no extras;
2.a $250,000 Basic Insurance Amount and no other riders;
3.the insured becomes disabled at age 55; and
4.at the time of claim the Limited No-Lapse Guarantee Premium is $1,500 and the total of the monthly deductions (not including this rider) is $150 (these figures are illustrative and not guaranteed).
In this hypothetical scenario, since 9% of the Limited No-Lapse Guarantee Premium ($135) is less than the total of the monthly deductions, upon approval of the disability claim, we will pay a monthly benefit amount of $150 into the Contract Fund. The monthly benefit amount will be recalculated on each Monthly Date for the duration of the claim.

C000210911 [Member] | Enhanced Disability Benefit Rider, Minimum percentage of the monthly benefit amount [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.08%
Optional Benefit Expense (of Other Amount), Current [Percent]	7.08%
C000210911 [Member] | Enhanced Disability Benefit Rider, Maximum percentage of the monthly benefit amount [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	12.17%
Optional Benefit Expense (of Other Amount), Current [Percent]	12.17%
C000210911 [Member] | Enhanced Disability Benefit Rider, Charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Representative [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense (of Other Amount), Maximum [Percent]	7.52%
Optional Benefit Expense (of Other Amount), Current [Percent]	7.52%
C000210911 [Member] | No-Lapse Guarantee [Member]
Prospectus:
Name of Benefit [Text Block]	No-Lapse Guarantee(1)
Purpose of Benefit [Text Block]	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Name of Benefit [Text Block]	No-Lapse Guarantee(1)
Operation of Benefit [Text Block]
NO-LAPSE GUARANTEE
Your Contract includes a No-Lapse Guarantee.  This limited guarantee against lapse provides that the Contract will not lapse as a result of unfavorable investment performance, even if your Cash Surrender Value drops to zero, provided you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value (described below).  The No-Lapse Guarantee is based on premium payments and is not a benefit you need to elect. Withdrawals may void the No-Lapse Guarantee.  Outstanding Contract loans will void the No-Lapse Guarantee.
How We Calculate And Determine if You Have a No-Lapse Guarantee
We calculate your Contract's Accumulated Net Payments on the Contract Date and on each Monthly Date thereafter. Accumulated Net Payments equal the premiums you paid, accumulated at an effective annual rate of 4%, less withdrawals accumulated at an effective annual rate of 4%. For reinstated Contracts that had previously lapsed with Contract Debt, we also subtract the full amount of Contract Debt in effect at the time of lapse, accumulated at an effective annual rate of 4% starting at the date of default, when calculating the Accumulated Net Payments.
We also calculate No-Lapse Guarantee Values, which are the minimum values required for the No-Lapse Guarantee to be in effect. These are values used solely to determine if a No-Lapse Guarantee is in effect and vary by the insured's issue age, sex, underwriting class, and any additional or substandard mortality risk, as well as the Basic Insurance Amount, Death Benefit type, and optional benefits selected. These are not cash values that you can realize by surrendering the Contract, nor are they payable Death Benefits.
On each Monthly Date, we will compare your Accumulated Net Payments to the No-Lapse Guarantee Value. If your Accumulated Net Payments equal or exceed the No-Lapse Guarantee Value, and there is no Contract Debt, then the Contract is kept in force, regardless of the amount in the Contract Fund.
No-Lapse Guarantee Premiums And No-Lapse Guarantee Periods Available Under Your Contract
There are two No-Lapse Guarantee Premiums that correspond to the No-Lapse Guarantee periods; the Short Term No-Lapse Guarantee Premium and the Limited No-Lapse Guarantee Premium, which are the premiums used to calculate the No-Lapse Guarantee Values. This is a flexible premium payment Contract and you may make payments at any time. The description below assumes you pay the No-Lapse Guarantee Premium at the beginning of each Contract Year. If you make any premium payments after the beginning of each Contract Year you may need to pay more premiums because the Accumulated Net Payments will be less due to reduced interest accumulation than if you paid at the beginning of the Contract Year. See PREMIUMS.
1) All Contracts have a Short Term No-Lapse Guarantee period. A Contract with a Type C Death Benefit will only have a Short Term No-Lapse Guarantee available. Payment of the Short Term No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees that your Contract will not lapse during the Short Term No-Lapse Guarantee period, assuming there are no loans or withdrawals. However, continued payment of the Short Term No-Lapse Guarantee Premium after this period will not assure that your Contract's Accumulated Net Payments will continue to meet the No-Lapse Guarantee Values and prevent the Contract from lapsing.
2) The Limited No-Lapse Guarantee Period is available for all Contracts other than those with a Type C Death Benefit. If you want a longer No-Lapse Guarantee, paying the Limited No-Lapse Guarantee Premium at the beginning of each Contract Year guarantees your Contract against lapse during the Limited No-Lapse Guarantee period, assuming no loans or withdrawals.
The Short Term No-Lapse Guarantee period is 8 years after issue (6 years for issue ages 60 and older). The Limited No-Lapse Guarantee period lasts until the later to occur of the Contract Anniversary that the insured reaches Attained Age 75 and 10 years after issue.
The following tables provide sample Short Term No-Lapse and Limited No-Lapse Guarantee Premiums (to the nearest dollar). The examples assume: (1) the insured is a male, nonsmoker underwriting class; (2) a $500,000 Basic Insurance Amount; and (3) no extra benefit riders have been added to the Contract.

Illustrative Annual Premiums
Age of insured at issue	Type of Death Benefit Chosen	Short Term No-Lapse Guarantee Premium	Limited No-Lapse Guarantee Premium
35	Type A	$2,605	$3,590
35	Type B	$2,700	$3,675
35	Type C	$2,700	N/A
55	Type A	$7,065	$9,900
55	Type B	$9,115	$10,025
55	Type C	$9,115	N/A
75	Type A	$29,905	$51,875
75	Type B	$36,695	$54,140
75	Type C	$36,695	N/A
Maintaining the No-Lapse Guarantee
Paying the Short Term No-Lapse or Limited No-Lapse Guarantee Premiums at the start of each Contract Year is one way of reaching the No-Lapse Guarantee Values; it is certainly not the only way. The No-Lapse Guarantee allows considerable flexibility as to the timing of premium payments. Your Pruco Life representative can supply sample illustrations of various premium amount and frequency combinations that correspond to the No-Lapse Guarantee Values.
When determining what premium amounts to pay and the frequency of your payments, you should consider carefully the value of maintaining a No-Lapse Guarantee. For example, if you desire the Limited No-Lapse Guarantee until the later to occur of the insured's Attained Age 75 and 10 years after issue, you may prefer to pay at least the Limited No-Lapse Guarantee Premium in all years, rather than paying the lower Short Term No-Lapse Guarantee Premium in the first eight years after issue (six years for issue ages 60 and above). If you pay only the Short Term No-Lapse Guarantee Premium in the first eight years (six years for issue ages 60 and above), you will need to pay more than the Limited No-Lapse Guarantee Premium at the beginning of the 9th year (7th year for issue ages 60 and above) in order to continue the No-Lapse Guarantee.
For example assume: (1) an insured male, age 35, nonsmoker underwriting class (2) a $500,000 Basic Insurance Amount; (3) a Type B Death Benefit; (4) no extra benefit riders; and (5) no loans or withdrawals. The Short Term No-Lapse Guarantee Premium would be $2,700, which if paid at the beginning of each year from Contract issue, would provide the Short Term No-Lapse Guarantee for 8 years. The accumulated premiums at 4% less withdrawals accumulated at 4% would be $25,874. The Limited No-Lapse Guarantee premium would be $3,675, which if paid at the beginning of each year from Contract issue, would provide the Limited No-Lapse Guarantee for 40 years. However, if the individual in this example paid $2,700 annually from Contract issue for 8 years and then decided he wanted the Limited No-Lapse Guarantee, he would have to pay enough premium so that the accumulated premiums at 4% less withdrawals accumulated at 4% would be $40,447 at the end of year 9.
In addition, it is possible that the payment required to continue the guarantee beyond the Short Term No-Lapse Guarantee period could exceed the premium payments allowed to be paid without causing the Contract to become a Modified Endowment Contract. See Tax Treatment Of Contract Benefits.

C000210911 [Member] | Enhanced Cash Value Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Purpose of Benefit [Text Block]	Provides an Additional Amount upon full surrender of the Contract for its surrender value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Rider cannot be removed after the Contract is issued.
•A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.

Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Operation of Benefit [Text Block]
Enhanced Cash Value Rider
The Enhanced Cash Value Rider, in the first six Contract Years, provides an Additional Amount upon full surrender of the Contract for its surrender value. The Additional Amount will be equal to the surrender charge as of the date of surrender multiplied by an Additional Amount factor. The Additional Amount is not payable when the Contract is surrendered in connection with an exchange under Section 1035 of the United States Internal Revenue Code. This Additional Amount is never included as part of the Contract Fund value. The rider cannot be removed after the Contract is issued. See Surrender Of a Contract and Surrender Charge.
To be eligible for the Additional Amount, the following conditions must be met:
(a)You must have purchased the Enhanced Cash Value Rider;
(b)The Contract must not be in default;
(c)You must ask for the surrender in a written and signed request in Good Order; and
(d)The surrender must not be the subject of an exchange pursuant to Section 1035 of the United States Internal Revenue Code.
For example, assume a Contract with:
1.a $250,000 Basic Insurance Amount and no Contract Debt;
2.a Contract Fund of $15,000;
3.a surrender occurring in the second Contract Year with a surrender charge of $5,000; and
4.an Additional Amount factor of 0.69.
In this hypothetical scenario, upon surrender of the Contract and meeting the eligibility requirements listed above, we will increase the Contract’s Cash Surrender Value by $3,450 ($5,000 x 0.69). In this example the Cash Surrender Value payable under this rider is $13,450 ($15,000 - $5,000 + $3,450 = $13,450).

C000210911 [Member] | Living Needs BenefitSM Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Living Needs BenefitSM Rider(2)
Purpose of Benefit [Text Block]	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill or is confined to a nursing home.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill or chronically ill.
•Not available with Contracts that include the BenefitAccess Rider.

Name of Benefit [Text Block]	Living Needs BenefitSM Rider(2)
Operation of Benefit [Text Block]
Living Needs BenefitSM Rider
The Living Needs BenefitSM Rider allows you to elect to receive an accelerated payment of all or part of the Contract's Death Benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted Death Benefit will always be less than the Death Benefit, but will not be less than the Contract’s Cash Surrender Value. One or both of the following options may be available. You should consult with a Pruco Life representative about whether additional options may be available. This rider is not available with Contracts that include the BenefitAccess Rider.
The Terminal Illness Option is available on the Living Needs BenefitSM Rider when a licensed physician certifies the insured as terminally ill with a life expectancy of six months or less. When that evidence is provided and confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for six months. If the insured dies before all the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form.
The Nursing Home Option is available on the Living Needs BenefitSM Rider after the insured has been confined to an eligible nursing home for six months or more. When a licensed physician certifies that the insured is expected to remain in an eligible nursing home until death, and that is confirmed by us, we will provide an accelerated payment of the portion of the Death Benefit selected by the Contract Owner as a Living Needs
BenefitSM. The Contract Owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than two), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs BenefitSM claim form in a single sum.
All or part of the Contract's Death Benefit may be accelerated. If the benefit is only partially accelerated, a Death Benefit of at least $25,000 must remain under the Contract. The minimum amount that may be accelerated for a Living Needs BenefitSM claim is $50,000. However, we currently have an administrative practice to allow a reduced minimum of $25,000. We reserve the right to discontinue this administrative practice in a non-discriminatory manner and we will notify you prior to discontinuing this practice.

Examples:
The examples below demonstrate benefits accelerated as a lump sum(1) under the Living Needs BenefitSM (LNB) Rider and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: male, 45 Contract Date: 12/20/2020 Basic Insurance Amount: $200,000			Underwriting classification: preferred best Claim date: 12/20/2030 Death Benefit Option: Type A (fixed)
These hypothetical examples assume a (1) Death Benefit of $200,000, (2) a reduction at an annual rate of 8% applied for early payment based on the applicable life expectancy, and (3) a processing fee of $150 has been deducted.
Example results (rounded to the nearest dollar):

		LNB Terminal Illness Option(2)		LNB Nursing Home Option(3)
% of Death Benefit accelerated:		100%	50%	100%	50%
Accelerated Death Benefit payment:		$191,260	$95,555	$162,781	$81,315
	Contract values before acceleration:	Contract values after acceleration of Death Benefit:
Basic Insurance Amount:	$200,000	$0	$100,000	$0	$100,000
Contract Debt:	$1,040	$0	$520	$0	$520
Death Benefit:	$198,960	$0	$99,480	$0	$99,480
Contract Fund:	$12,200	$0	$6,100	$0	$6,100
Surrender charge:	$860	$0	$430	$0	$430
Cash value:	$11,340	$0	$5,670	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150	$0	$5,150
Annual premium:	$1,588	$0	$857	$0	$857
(1)Receiving the accelerated Death Benefit via monthly payments may be an option available to you and we can provide more information upon request.
(2)An assumed six month life expectancy always applies.
(3)Assumes an average life expectancy for a male, age 55, confined to a nursing home.
No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of Living Needs BenefitSM that is available to an eligible Contract Owner, and the effect on the Contract if less than the entire Death Benefit is accelerated.
You should consider whether adding this settlement option is appropriate in your given situation. Adding the Living Needs BenefitSM to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related Contracts, the Living Needs BenefitSM is excluded from income if the insured is terminally ill or chronically ill as defined in any applicable tax law (although the exclusion in the latter case may be limited). You should consult a tax adviser before electing to receive this benefit. Receipt of a
Living Needs BenefitSM payment may also affect your eligibility for certain government benefits or entitlements.
C000210911 [Member] | Overloan Protection Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Overloan Protection Rider(2)
Purpose of Benefit [Text Block]	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.
•Not available on Contracts that have the Accidental Death Benefit Rider.

Name of Benefit [Text Block]	Overloan Protection Rider(2)
Operation of Benefit [Text Block]
Overloan Protection Rider
The Overloan Protection Rider guarantees protection against lapse due to loans, even if the Contract Debt exceeds the cash value of your Contract Fund. This rider is not available on Contracts that have the Accidental Death Benefit Rider and is only available when Guideline Premium is selected as the definition of life insurance test.
The following eligibility requirements must be met to exercise the rider:
(a)We must receive a written request in Good Order to exercise the rider benefits;
(b)Contract Debt must exceed the Basic Insurance Amount;
(c)The Contract must be in force for at least 15 years and the exercise date must be on or after the Contract Anniversary following the insured’s 75th birthday;
(d)Contract Debt must be a minimum of 95% of the cash value;
(e)The Cash Surrender Value must be sufficient to pay the cost of exercising the rider; and
(f)Your Contract must not be classified as a Modified Endowment Contract and must not qualify as a Modified Endowment Contract as a result of exercising this rider.
We will send you a notification upon your becoming eligible for this benefit.
When you exercise the rider, the effective date will be the next date that monthly charges are deducted following our receipt of your request in Good Order at a Service Office. After the rider is exercised we will waive any Contract charges or unpaid loan interest that would otherwise cause the Contract Debt to exceed the cash value. Decreases to your Basic Insurance Amount, rating reductions, and withdrawals will no longer be permitted. All riders to the Contract will be terminated and any rider benefits you are receiving will be discontinued, except the Living Needs BenefitSM Rider.
Any unloaned Contract Fund value remaining in the Variable Investment Options will be transferred to the Fixed Rate Option. Additionally, fund transfers into any of the Variable Investment Options will no longer be permitted. Any auto-rebalancing, dollar cost averaging, allocated charges, or premium allocation instructions will be discontinued.
Premium payments will no longer be accepted for the Contract. Instead, all payments received will be applied as loan or loan interest repayments. We will no longer send any regularly scheduled bills and premium payments by electronic fund transfer will be cancelled.
If you have a Type B (variable) or Type C (return of premium) Death Benefit, we will change it to a Type A (fixed) Death Benefit. You will no longer be permitted to make Death Benefit changes as long as your Contract remains in force under the
Overloan Protection Rider. The Basic Insurance Amount will be set equal to the Death Benefit at the time the rider is exercised. From that point onward, the Death Benefit will be the greater of the Type A Death Benefit and the amount of the Contract Debt multiplied by the Attained Age factor that applies. The Attained Age factors are shown in your Contract. See Types Of Death Benefit and Tax Treatment Of Contract Benefits.
The following hypothetical example illustrates the impacts to the Contract when exercising this rider. The example assumes a Contract with a Type B Death Benefit that includes this rider, meets the eligibility requirements listed above, and an insured with an Attained Age of 75.

Example of exercising the Overloan Protection Rider
Contract values (current)	Before	After
Death Benefit type:	Type B	Type A
Basic Insurance Amount:	$250,000	$515,000
Contract Fund:	$265,000	$255,725(1)
Surrender charge:	$0	$0
Cash value:	$265,000	$255,725(1)
Contract Debt:	$255,000	$255,000
Cash Surrender Value:	$10,000	$725(1)
Death Benefit:	$515,000	$515,000
Net Death Benefit:	$260,000	$260,000
Other riders:	Yes	No(2)
(1)A fee equaling 3.5% of the Contract Fund has been deducted for exercising the rider. In this example the charge was $9,275.
(2)The Living Needs BenefitSM Rider is the only rider that will continue to be available.
Please note that the IRS may take a position that the outstanding loan balance should be treated as a distribution when the Contract Owner elects the Overloan Protection Rider benefit. Distributions are subject to income tax. Were the IRS to take this position, we would take reasonable steps to attempt to avoid this result, including modifying the Contract's loan provisions, but cannot guarantee that such efforts would be successful. You should consult a tax adviser as to the tax risks associated with exercising the Overloan Protection Rider.

C000210911 [Member] | S&P 500 Indexed Account Rider [Member]
Prospectus:
Name of Benefit [Text Block]	S&P 500® Indexed Account Rider
Purpose of Benefit [Text Block]	Provides for the addition of an investment option – the S&P 500® Indexed Account.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers.
Name of Benefit [Text Block]	S&P 500® Indexed Account Rider
C000210911 [Member] | Contract Years 1- 5 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	1.50%
C000210911 [Member] | Contract Years 9 - 10 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	1.25%
C000210911 [Member] | Contract Year 11+ [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	0.00%
C000210911 [Member] | Minimum percentage of first year Sales Load Target Premium excluding premiums for riders and extras [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	55.00%
Deferred Sales Load (of Other Amount), Current [Percent]	55.00%
C000210911 [Member] | Maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	100.00%
Deferred Sales Load (of Other Amount), Current [Percent]	100.00%